As filed with the Securities and Exchange Commission on April 28, 2000
                                                        ------------------------
                                                     Registration No. 333 -26209
                                                                      811 -08197

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

--------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.
                                                   -----

                       Post-Effective Amendment No.   3
                                                    -----

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No.    4
                                            ------

                      PFL LIFE VARIABLE ANNUITY ACCOUNT A
                      -----------------------------------
                           (Exact Name of Registrant)

                           PFL LIFE INSURANCE COMPANY
                           --------------------------
                              (Name of Depositor)

            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire
                           PFL Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies


It is proposed that this filing will become effective:

_______   immediately upon filing pursuant to paragraph (b) of Rule 485

   X      on May 1, 2000 pursuant to paragraph (b) of Rule 485
-------

_______   60 days after filing pursuant to paragraph (a)(1) of Rule 485

_______   on __________ pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                       THE ATLAS
                                              PORTFOLIO BUILDER VARIABLE ANNUITY
                                                                  Issued Through
                                             PFL Life Variable Annuity Account A
                                                                              by
                                                      PFL Life Insurance Company

Prospectus--May 1, 2000
This annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by PFL Life Insurance Company (PFL), and twenty-seven mutual fund portfolios offered by various underlying funds. You can choose any combination of the investment choices. You bear the entire investment risk for all amounts you put in the mutual fund portfolios.

This prospectus and the mutual fund prospectuses give you important information about the policy and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Atlas Portfolio Builder Variable Annuity policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2000. Please call Atlas Securities, Inc. (Atlas) at (800) 933-2852 or write to 794 Davis Street, San Leandro, CA 94577. You may also write PFL at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
[ATLAS PINBUG INSERTED HERE]

Atlas Insurance Trust
Managed by Atlas Advisers, Inc.
 Atlas Balanced Growth Portfolio

AIM Variable Insurance Funds
Managed by A I M Advisors, Inc.
 AIM V.I. Growth Fund
 AIM V.I. Growth and Income Fund
 AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.--Class B
Managed by Alliance Capital Management L.P.
 Alliance Growth Portfolio
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.
Managed by The Dreyfus Corporation

Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
 Dreyfus VIF--Appreciation Portfolio
 Dreyfus VIF--Disciplined Stock Portfolio
 Dreyfus VIF--Growth and Income Portfolio
 Dreyfus VIF--Quality Bond Portfolio
 Dreyfus VIF--Small Cap Portfolio

Endeavor Series Trust
Subadvised by The Dreyfus Corporation
 Dreyfus Small Cap Value Portfolio
Subadvised by OpCap Advisors
 OpCap--Endeavor Value Equity Portfolio
Subadvised by T. Rowe Price Associates, Inc.
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio

Federated Insurance Series
Managed by Federated Investment
Management Company
 Federated High Income Bond Fund II
 Federated Utility Fund II

Janus Aspen Series--Service Shares
Managed by Janus Capital Corporation
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Balanced Portfolio
 Janus Aspen--Growth Portfolio
 Janus Aspen--International Growth Portfolio

WRL Series Fund, Inc.
Subadvised by Janus Capital Corporation
 WRL Janus Global
 WRL Janus Growth
Subadvised by Van Kampen Asset Management Inc.
 WRL VKAM Emerging Growth
Subadvised by Fred Alger Management, Inc.
 WRL Alger Aggressive Growth

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS...........................................................   3

SUMMARY.....................................................................   4

ANNUITY POLICY FEE TABLE....................................................   8

EXAMPLES....................................................................  11

1.THE ANNUITY POLICY........................................................  13

2.PURCHASE..................................................................  13
  Policy Issue Requirements.................................................  13
  Premium Payments..........................................................  13
  Initial Premium Requirements..............................................  13
  Additional Premium Payments...............................................  14
  Allocation of Premium Payments............................................  14
  Policy Value..............................................................  14

3.INVESTMENT CHOICES........................................................  14
  The Separate Account......................................................  14
  The Fixed Account.........................................................  15
  Transfers.................................................................  15

4.PERFORMANCE...............................................................  16

5.EXPENSES..................................................................  17
  Surrender Charges.........................................................  17
  Excess Interest Adjustment................................................  17
  Mortality and Expense Risk Fee............................................  18
  Administrative Charges....................................................  18
  Premium Taxes.............................................................  18
  Federal, State and Local Taxes............................................  18
  Transfer Fee..............................................................  18
  Portfolio Management Fees.................................................  18

6.FAMILY PROTECTION FEATURE.................................................  18
  When We Pay A Death Benefit...............................................  18
  When We Do Not Pay A Death Benefit........................................  19
  Amount of Death Benefit...................................................  19
  Guaranteed Minimum Death Benefit..........................................  19
  Adjusted Partial Withdrawal...............................................  20

7.ACCESS TO YOUR MONEY......................................................  20
  Surrenders................................................................  20
  Delay of Payment and Transfers............................................  20
  Excess Interest Adjustment................................................  21


                                                                            Page

8. ANNUITY PAYMENTS
  (THE INCOME PHASE)........................................................  21
  Annuity Payment Options...................................................  21

9.TAXES.....................................................................  23
  Annuity Policies in General...............................................  23
  Qualified and Nonqualified Policies.......................................  23
  Withdrawals--Qualified Policies...........................................  24
  Withdrawals--403(b) Policies..............................................  24
  Diversification and Distribution Requirements.............................  24
  Withdrawals--Nonqualified Policies........................................  24
  Taxation of Death Benefit Proceeds........................................  25
  Annuity Payments..........................................................  25
  Transfers, Assignments or Exchanges of Policies...........................  25
  Possible Tax Law Changes..................................................  25

10.ADDITIONAL FEATURES......................................................  25
  Systematic Payout Option..................................................  25
  Nursing Care and Terminal Condition
   Withdrawal Option........................................................  26
  Telephone Transactions....................................................  26
  Dollar Cost Averaging Program.............................................  26
  Asset Rebalancing.........................................................  27

11.OTHER INFORMATION........................................................  27
  Ownership.................................................................  27
  Assignment................................................................  27
  PFL Life Insurance Company................................................  27
  The Separate Account......................................................  27
  Mixed and Shared Funding..................................................  27
  Reinstatements............................................................  28
  Voting Rights.............................................................  28
  Distributor of the Policies...............................................  28
  Variations in Policy Provisions...........................................  28
  Insurance Marketplace Standards Association...............................  28
  Legal Proceedings.........................................................  29
  Financial Statements......................................................  29

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  29
APPENDIX A
Condensed Financial Information.............................................  30

APPENDIX B
Historical Performance Data.................................................  32

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Partial Withdrawal--The adjusted partial withdrawal is:

 . the gross partial withdrawal, [gross partial withdrawal = requested withdrawal - excess interest adjustment + surrender charges on (excess partial withdrawal - excess interest adjustment)]; multiplied by

 . the adjustment factor, which is the current death benefit prior to withdrawal divided by the current policy value prior to withdrawal.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The policy value, increased or decreased by an excess interest adjustment, less the surrender charge, if any.

Cumulative Free Percentage--The percentage (as applied to the cumulative premium payments) which is available to the owner free of any surrender charge.

Excess Interest Adjustment--An adjustment that can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments from the guaranteed period options of the fixed account. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by (or an amount was transferred to) the guaranteed period option.

Fixed Account--One or more investment choices under the policy that are part of PFL's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which PFL may offer, into which premium payments may be paid or amounts transferred.

One Year Fixed Option--An account in the fixed account into or from which premium payments may be paid or amounts transferred, and which may be used for dollar cost averaging, asset rebalancing, other transfers and partial withdrawals.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date--The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 .  premium payments; minus

 . partial withdrawals (including the net effect of any applicable excess interest adjustment and surrender charges on such withdrawals); plus

 .  interest credited in the fixed account; plus or minus

 .  accumulated gains or losses in the separate account; minus

 .  any applicable premium or other taxes and transfer fees, if any.

Separate Account--The PFL Life Variable Annuity Account A, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

               Note: The SAI contains a more extensive Glossary.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

THE ANNUITY POLICY

The flexible premium variable annuity policy offered by PFL Life Insurance Company (PFL, we, us or our) through Atlas Securities, Inc. (Atlas) provides a way to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of PFL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers twenty-seven subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that PFL guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices within certain limits. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferral feature is most attractive to people in high federal and state tax brackets and is of no value when the policy is purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with the policy. You should consider whether the features and benefits of the policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and the family income protector, make this policy appropriate for your needs.

PURCHASE

You can buy a nonqualified policy with a premium payment of $5,000 or more and a qualified policy with $2,000 or more, under most circumstances. You can add as little as $500 at any time during the accumulation phase.

INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Managed by Atlas Advisers, Inc.
 Atlas Balanced Growth Portfolio

Managed by A I M Advisors, Inc.
 AIM V.I. Growth Fund
 AIM V.I. Growth and Income Fund
 AIM V.I. Value Fund

Managed by Alliance Capital Management L.P.
 Alliance Growth Portfolio
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio

Managed or Subadvised* by the Dreyfus Corporation
 The Dreyfus Socially Responsible Growth  Fund, Inc.
 Dreyfus VIF--Appreciation Portfolio(/1/)
 Dreyfus VIF--Disciplined Stock Portfolio
 Dreyfus VIF--Growth and Income Portfolio

 Dreyfus VIF--Quality Bond Portfolio
 Dreyfus VIF--Small Cap Portfolio
 Endeavor--Dreyfus Small Cap Value Portfolio*

Subadvised by OPCAP Advisors
 OpCap--Endeavor Value Equity Portfolio

Subadvised by T. Rowe Price Associates, Inc.
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio

Managed by Federated Investment
Management Company
 Federated High Income Bond Fund II
 Federated Utility Fund II

Managed or Subadvised* by Janus Capital Corporation
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Balanced Portfolio
 Janus Aspen--Growth Portfolio
 Janus Aspen--International Growth Portfolio
 WRL Janus Global*
 WRL Janus Growth*

Subadvised by Van Kampen Asset Management Inc.
 WRL VKAM Emerging Growth

Subadvised by Fred Alger Management, Inc.
 WRL Alger Aggressive Growth

(/1/Formerly)known as Dreyfus--Capital Appreciation Portfolio.

You can make or lose money in any of the mutual fund portfolios.

You may also allocate your premium payments to the fixed account.

PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data is not intended to indicate future performance.

EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

PFL may apply a surrender charge of up to 7% of premium payments withdrawn within five years after the policy date. After the fifth policy year, no surrender charges apply. To calculate surrender charges, we consider the premium you paid to come out before any earnings. Additional premium payments do not extend the surrender charge period.

Full surrenders and partial withdrawals from the guaranteed period options of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.40% per year from the assets in each subaccount.

We will deduct state premium taxes, which currently range from 0% to 2.35%, when annuity payments begin upon total surrender, or payment of a death benefit, if applicable.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying funds.

FAMILY PROTECTION FEATURE

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

The death benefit is the greatest of:

 .  policy value;

 .  cash value; or

 .  the guaranteed minimum death benefit.

If the annuitant is younger than age 75 on the policy date, the guaranteed minimum death benefit is the greater of:

 .  5% Annually Compounding

 .  Annual Step-Up

If the annuitant is age 75 or older on the policy date, the guaranteed minimum death benefit is a Return of Premium.

ACCESS TO YOUR MONEY

You can take out $250 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of your cumulative premium payments free of surrender charges each policy year. The percentage that may be taken free of surrender charges is referred to as the cumulative free percentage. Also, withdrawals from the fixed account up to this percentage will not be subject to an excess interest adjustment. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in following policy years. Amounts withdrawn in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out. Access to amounts held in qualified plans may be restricted or limited.

ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive an income under one of five annuity payment options. You can choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as ordinary income for federal tax purposes. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . Systematic Payout Option. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . Nursing Care and Terminal Condition Withdrawal Option. Under certain medically related circumstances, we will allow you to surrender or partially withdraw your money without a surrender charge and excess interest adjustment.

 . Telephone Transactions. You may make transfers and/or change the allocation of additional premium payments by telephone.

 . Dollar Cost Averaging. You can arrange to have a certain amount of money automatically transferred from the fixed account, either monthly or quarterly, into your choice of subaccounts.

 . Asset Rebalancing. We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts.

These features are not available in all states and may not be suitable for your particular situation.

OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void. The amount of time you have to return the policy will depend on the state where the policy was issued. It is typically 20 days. In some states you may have more or less than 20 days to return a policy, or receive a refund of more (or less) than the policy value.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Financial Statements. Financial statements for PFL and the subaccounts are in the SAI.

INQUIRIES

If you need more information, please contact us at:

  Atlas Securities, Inc.
  794 Davis Street
  San Leandro, CA 94577

  PFL Life Insurance Company
  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department
  4333 Edgewood Road N.E.
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

Policy Owner Transaction Expenses
---------------------------------
  Separate Account Annual Expenses
(as a percentage of average account
               value)
Mortality and Expense Risk
 Fees.......................... 1.25%
Administrative Charge.......... 0.15%
                                ----
TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES...................... 1.40%
 Sales Load On Purchase Payments.... 0
 Maximum Surrender Charge (as a % of
  Premium
  Payments Surrendered)(/1/)(/2/)... 7%
 Service Charge................... None
 Transfer Fee(/2/).... Currently No Fee

-----------------------
   Portfolio Annual
    Expenses(/3/)
 (as a percentage of
  average net assets
  and after expense
   reimbursements)    -
-----------------------
                                                                        Total
                                        Management/            Rule   Portfolio
                                       Administrative  Other   12b-1   Annual
                                            Fees      Expenses Fees   Expenses
-------------------------------------------------------------------------------
  Atlas Balanced Growth
   Portfolio(/4/)....................       0.25%       0.25%    --     0.50%
  AIM V.I. Growth Fund...............       0.63%       0.10%    --     0.73%
  AIM V.I. Growth and Income Fund....       0.61%       0.16%    --     0.77%
  AIM V.I. Value Fund................       0.61%       0.15%    --     0.76%
  Alliance Growth Portfolio..........       0.75%       0.12%  0.25%    1.12%
  Alliance Premier Growth Portfolio..       1.00%       0.04%  0.25%    1.29%
  Alliance Technology
   Portfolio(/5/)....................       1.00%       0.27%  0.25%    1.52%
  The Dreyfus Socially Responsible
   Growth Fund, Inc..................       0.75%       0.04%    --     0.79%
  Dreyfus VIF--Appreciation
   Portfolio.........................       0.75%       0.03%    --     0.78%
  Dreyfus VIF--Disciplined Stock
   Portfolio.........................       0.75%       0.06%    --     0.81%
  Dreyfus VIF--Growth and Income
   Portfolio.........................       0.75%       0.04%    --     0.79%
  Dreyfus VIF--Quality Bond
   Portfolio.........................       0.65%       0.09%    --     0.74%
  Dreyfus VIF--Small Cap Portfolio...       0.75%       0.03%    --     0.78%
  Endeavor--Dreyfus Small Cap Value
   Portfolio(/6/)(/7/)...............       0.80%       0.10%  0.32%    1.22%
  OpCap--Endeavor Value Equity
   Portfolio(/6/)(/8/)...............       0.80%       0.07%  0.08%    0.95%
  T. Rowe Price Equity Income
   Portfolio(/6/)(/9/)...............       0.80%       0.07%  0.01%    0.88%
  T. Rowe Price Growth Stock
   Portfolio(/6/)(/10/)..............       0.80%       0.07%  0.01%    0.88%
  Federated High Income Bond Fund
   II................................       0.60%       0.19%    --     0.79%
  Federated Utility Fund II..........       0.75%       0.19%    --     0.94%
  Janus Aspen--Aggressive Growth
   Portfolio--Service Shares(/11/)...       0.65%       0.02%  0.25%    0.92%
  Janus Aspen--Balanced Portfolio--
   Service Shares(/11/)..............       0.65%       0.02%  0.25%    0.92%
  Janus Aspen--Growth Portfolio--
   Service Shares(/11/)..............       0.65%       0.02%  0.25%    0.92%
  Janus Aspen--International Growth
   Portfolio--Service Shares(/11/)...       0.65%       0.11%  0.25%    1.01%
  WRL Janus Global(/12/).............       0.80%       0.12%    --     0.92%
  WRL Janus Growth(/13/).............       0.80%       0.05%    --     0.85%
  WRL VKAM Emerging Growth...........       0.80%       0.07%    --     0.87%
  WRL Alger Aggressive Growth........       0.80%       0.09%    --     0.89%

--------------------------------------------------------------------------------

(/1/)The surrender charge decreases based on the number of years since the policy date, from 7% in the first policy year to 0% in the sixth policy year. If applicable, a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions.

(/2/)The surrender charge and transfer fee, if any are imposed, apply to each policy, regardless of how policy value is allocated among the separate account and the fixed account. Separate account annual expenses do not apply to the fixed account.

(/3/)The fee table information of the underlying funds was provided to PFL by the underlying funds, for the year ended December 31, 1999, and PFL has not independently verified such information. Actual future expenses of the funds may be greater or less than those shown in the Table.

(/4/)Atlas Advisers, Inc. has agreed to reduce its advisory fee and assume expenses of the Balanced Growth Portfolio to the extent necessary to limit the Portfolio's total direct annual operating expenses to 0.50%. The Portfolio will also indirectly bear its pro rata share of fees and expenses incurred by the underlying Atlas Funds.

  The prospectus for the Atlas Balanced Growth Portfolio provides specific information on the fees and expenses of the Portfolio and the expense ratios for each of the underlying Atlas Funds in which the Portfolio will invest. The range of the average weighted expense ratio for the Portfolio, including such indirect expenses is expected to be 1.62% to 1.70%. A range is provided since the average assets of the Portfolio invested in each of the underlying Atlas Funds will fluctuate. Without fee reductions and expense absorptions by Atlas Advisers, during the fiscal period ended December 31, 1999, the Portfolio's ratio of expenses to average net assets would have been 0.95%.

(/5/)Effective May 1, 2000, the Alliance Technology Portfolio will no longer assume portfolio expenses. Accordingly, the table shows restated total expenses for the fund without the assumption of expenses as of December 31, 1999.

(/6/)The Board of Trustees of Endeavor Series Trust (the "Trust") has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the SEC believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any Owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

(/7/)For the Dreyfus Small Cap Value Portfolio, the management fees were 0.80% and other expenses before reimbursements were 0.10%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custidial offset arrangements) for the period ended December 31, 1999 were 0.90%.

(/8/)For the Endeavor Value Equity Portfolio, the management fees were 0.80% and other expenses before reimbursements were 0.08%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custidial offset arrangements) for the period ended December 31, 1999 were 0.88%.

(/9/)For the T. Rowe Price Equity Income Portfolio, the management fees were
     0.80% and other expenses before reimbursements were 0.07%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custidial offset arrangements) for the period ended December 31, 1999 were 0.87%.

(/10/)For the T. Rowe Price Growth Stock, the management fees were 0.80% and other expenses before reimbursements were 0.08%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custidial offset arrangements) for the period ended December 31, 1999 were 0.87%.

(/11/)Expenses are based on the estimated expenses that the new Service Shares
      Class of each portfolio expects to incur in its initial fiscal year.

(/12/)For WRL Janus Global, the investment adviser currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee--0.775%). This waiver is voluntary and will be terminated on June 25, 2000.

(/13/)For WRL Janus Growth, the investment adviser currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee--0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee--0.75%). This waiver is voluntary and will be terminated on June 25, 2000.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable subaccount:

The expenses reflect a mortality and expense risk fee of 1.25% for the guaranteed minimum death benefit, which is the greater of the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit.

                                                            If the Policy is
                                                             annuitized at
                                     If the Policy is        the end of the
                                       surrendered       applicable time period
                                    at the end of the     or if the Policy is
                                        applicable            still in the
                                       time period.       accumulation phase.
                                -----------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Atlas Balanced Growth(/1/)....  $82  $102  $123  $222  $19   $60  $103  $222
-------------------------------------------------------------------------------
  AIM V.I. Growth Fund..........  $85  $109  $134  $246  $22   $67  $114  $246
-------------------------------------------------------------------------------
  AIM V.I. Growth and Income
   Fund.........................  $85  $110  $136  $250  $22   $68  $116  $250
-------------------------------------------------------------------------------
  AIM V.I. Value Fund...........  $85  $110  $136  $249  $22   $68  $116  $249
-------------------------------------------------------------------------------
  Alliance Growth Portfolio.....  $87  $114  $144  $266  $24   $72  $124  $266
-------------------------------------------------------------------------------
  Alliance Premier Growth
   Portfolio....................  $90  $126  $162  $302  $27   $84  $142  $302
-------------------------------------------------------------------------------
  Alliance Technology
   Portfolio....................  $93  $132  $174  $324  $30   $90  $154  $324
-------------------------------------------------------------------------------
  The Dreyfus Socially
   Responsible Growth Fund,
   Inc..........................  $85  $111  $137  $252  $22   $69  $117  $252
-------------------------------------------------------------------------------
  Dreyfus VIF--Appreciation
   Portfolio....................  $85  $110  $137  $251  $22   $68  $117  $251
-------------------------------------------------------------------------------
  Dreyfus VIF--Disciplined Stock
   Portfolio....................  $85  $111  $138  $254  $22   $69  $118  $254
-------------------------------------------------------------------------------
  Dreyfus VIF--Growth and Income
   Portfolio....................  $85  $111  $137  $252  $22   $69  $117  $252
-------------------------------------------------------------------------------
  Dreyfus VIF--Quality Bond
   Portfolio....................  $85  $109  $135  $247  $22   $67  $115  $247
-------------------------------------------------------------------------------
  Dreyfus VIF--Small Cap
   Portflio.....................  $85  $110  $137  $251  $22   $68  $117  $251
-------------------------------------------------------------------------------
  Endeavor--Dreyfus Small Cap
   Value Portfolio..............  $90  $123  $159  $295  $27   $81  $139  $295
-------------------------------------------------------------------------------
  OpCap--Endeavor Value Equity..  $87  $115  $146  $269  $24   $73  $126  $269
-------------------------------------------------------------------------------
  T. Rowe Price Equity Income...  $86  $113  $142  $262  $23   $71  $122  $262
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock....  $86  $113  $142  $262  $23   $71  $122  $262
-------------------------------------------------------------------------------
  Federated High Income Bond
   Fund II......................  $85  $111  $137  $252  $22   $69  $117  $252
-------------------------------------------------------------------------------
  Federated Utility Fund II.....  $87  $115  $145  $268  $24   $73  $125  $268
-------------------------------------------------------------------------------
  Janus--Aggressive Growth
   Portfolio....................  $87  $114  $144  $266  $24   $72  $124  $266
-------------------------------------------------------------------------------
  Janus--Balanced Portfolio.....  $87  $114  $144  $266  $24   $72  $124  $266
-------------------------------------------------------------------------------
  Janus--Growth Portfolio.......  $87  $114  $144  $266  $24   $72  $124  $266
-------------------------------------------------------------------------------
  Janus--International Growth
   Portfolio....................  $87  $117  $149  $275  $24   $75  $129  $275
-------------------------------------------------------------------------------
  WRL Janus Global..............  $87  $114  $144  $266  $24   $72  $124  $266
-------------------------------------------------------------------------------
  WRL Janus Growth..............  $86  $112  $140  $258  $23   $70  $120  $258
-------------------------------------------------------------------------------
  WRL VKAM Emerging Growth......  $86  $113  $142  $261  $23   $71  $122  $261
-------------------------------------------------------------------------------
  WRL Alger Aggressive Growth...  $86  $114  $143  $263  $23   $72  $123  $263

(/1/These)examples do not include the portion of the expenses incurred by each of the underlying Atlas Funds which are indirectly borne by the Portfolio.

The above table will assist you in understanding the costs and expenses of the policy and the underlying funds that you will bear, directly or indirectly. These include the 1999 expenses of the underlying funds. In addition to the expenses listed above, premium taxes, currently ranging from 0% to 2.35% of premium payments may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

Financial Information. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

1. THE ANNUITY POLICY

This prospectus describes the Atlas Portfolio Builder Variable Annuity policy offered by PFL Life Insurance Company through Atlas Securities, Inc.

An annuity is a contract between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $500 or more, until the annuity commencement date. However, you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that PFL guarantees will not decrease during each one year period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

PFL will not issue a policy unless:

 .  PFL receives all information needed to issue the policy;

 .  PFL receives a minimum initial premium payment; and

 . owner and annuitant are age 80 or younger, however, PFL reserves the right to issue policies up to age 90.

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to PFL Life Insurance Company. Your check must be honored in order for PFL to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment must be at least:

 .  $5,000 for nonqualified policies; and

 .  $2,000 for qualified policies.

We allow premium payments up to a total of $1,000,000 without prior approval.

We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

Additional premium payments must be at least $500.

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant during the accumulation phase. We will credit additional premium payments to your policy as of the business day PFL receives your premium and required information at our administrative and service office. Additional premium payments must be received by PFL before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The separate account currently consists of twenty-seven subaccounts.

The subaccounts invest in shares of the underlying funds. The companies that provide investment management, investment advisory and administrative services for the underlying funds offered through this policy are listed below. The following investment choices are currently offered through this policy:

Atlas Advisers, Inc.
 Atlas Balanced Growth Portfolio

A I M Advisors, Inc.
 AIM V.I. Growth Fund
 AIM V.I. Growth and Income Fund
 AIM V.I. Value Fund

Alliance Capital Management L.P.
 Alliance Growth Portfolio
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio

The Dreyfus Corporation
 The Dreyfus Socially Responsible Growth  Fund, Inc.
 Dreyfus VIF--Appreciation Portfolio
 Dreyfus VIF--Disciplined Stock Portfolio
 Dreyfus VIF--Growth and Income Portfolio
 Dreyfus VIF--Quality Bond Portfolio
 Dreyfus VIF--Small Cap Portfolio
 Endeavor--Dreyfus Small Cap Value Portfolio

OpCap Advisors
 OpCap--Endeavor Value Equity Portfolio

T. Rowe Price Associates, Inc.
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio

Federated Investment Management  Company
 Federated High Income Bond Fund II
 Federated Utility Fund II

Janus Capital Corporation
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Balanced Portfolio
 Janus Aspen--Growth Portfolio
 Janus Aspen--International Growth Portfolio
 WRL Janus Global
 WRL Janus Growth

Van Kampen Asset Management Inc.
  WRL VKAM Emerging Growth

Fred Alger Management, Inc.
  WRL Alger Aggressive Growth

The general public may not purchase these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying funds to be the same as those of other portfolios or mutual funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be different for different funds or portfolios, and may be based on the amount of assets that PFL or the separate account invests in the underlying funds.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

The fixed account currently consists of guaranteed period options and a one year fixed option.

Premium payments allocated and amounts transferred to the fixed account become part of PFL's general account. Interests in the general account are not registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. PFL has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will never be less than 3% per year. At the end of an option period, the value in that period option will automatically be transferred into a new period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period.

Surrenders or partial withdrawals from a guaranteed period option of the fixed account (other than at the end of a guaranteed period) are subject to an excess interest adjustment. However, surrenders or partial withdrawals from the one year fixed option of the fixed account will never be subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with PFL's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount as often as you wish, within certain limitations as described below.

Transfers from the guaranteed period options of the fixed account are allowed only under the following circumstances:

 . Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in the guaranteed period option to another investment choice. No excess interest adjustment will apply to these transfers.
 . Transfers of amounts equal to interest credited to the guaranteed period options of the fixed account on a monthly, quarterly, semi-annual or annual basis. No excess interest adjustment will apply to these transfers. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Transfers from the one year fixed option to any of the other investment choices are permitted without an excess interest adjustment.

Each transfer from a subaccount must be at least $500, or the entire subaccount value. Transfers out of the fixed account of amounts equal to interest credited to the guaranteed period options of the fixed account must be at least $50. If less than $500 remains, then we reserve the right to include that amount in the transfer. Transfers must be received by PFL while the New York Stock Exchange is open to get same-day pricing of the transaction.

During the income phase of your policy, you may transfer values out of any subaccount up to four times per policy year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described under "Telephone Transactions."

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge in excess of 12 transfers per year may apply.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

The policy is not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

4. PERFORMANCE

PFL and Atlas periodically advertise performance of the underlying funds. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, in addition, for certain underlying funds, performance may be shown for the period commencing from the inception date of the underlying fund. These figures should not be interpreted to reflect actual historical performance of the separate account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value. Cash value is the policy value increased or decreased by any excess interest adjustment, if applicable, and decreased by any applicable surrender charge. We may deduct a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses. You can withdraw up to 10% of your cumulative premium payments each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the withdrawal. If you withdraw money in excess of the cumulative free percentage, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the first five policy years:

                                                            Surrender Charge
       Policy                                              (as a percentage of
        Year                                               premium withdrawn)
------------------------------------------------------------------------------
  1                                                                 7%
------------------------------------------------------------------------------
  2                                                                 7%
------------------------------------------------------------------------------
  3                                                                 6%
------------------------------------------------------------------------------
  4                                                                 5%
------------------------------------------------------------------------------
  5                                                                 4%
------------------------------------------------------------------------------
  6+                                                                0%

Surrender charges are based only on policy years. No surrender charge will be applied after the fifth policy year. For example, an additional premium payment in policy year four would only be subject to a 5% surrender charge for one year and a 4% surrender charge for a second year.

The application of the cumulative free percentage is shown in the following example. Assume your premium payments total $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your cumulative free percentage of 20% that is available at that time, you would pay a surrender charge of $700 on the remaining $10,000 (7% of $30,000--$20,000).

You receive the full amount of a requested partial withdrawal because we deduct any surrender charge and any applicable excess interest adjustment from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, premium payments are deemed to be withdrawn before earnings. After all premium payments are withdrawn, the remaining adjusted policy value may be withdrawn free from any surrender charges.

Withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Surrender charges are waived if you withdraw money under the nursing care and terminal condition withdrawal option.

Excess Interest Adjustment

Withdrawals of cash value from the guaranteed period option's of the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year. See "Excess Interest Adjustment" in Section 7 of this prospectus.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. The mortality and expense risk fee is at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an annual administrative charge to cover the costs of administering the policies. This charge is equal to an annual rate of 0.15% of the daily net asset value of the separate account.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you elect to begin receiving annuity payments;
 .  you surrender the policy; or
 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 2.37%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

Currently there is no charge for transfers. However, if you make more than 12 transfers per year before the annuity commencement date, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Portfolio Management Fees

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A list of these expenses is found in the "Annuity Policy Fee Table" section of this prospectus. See the prospectuses for the underlying funds for more information.

6. FAMILY PROTECTION FEATURE

We will pay a death benefit to the beneficiary you name, under certain circumstances, if the annuitant dies during the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an amount payable under one of the guaranteed period options or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and an owner of the policy; and . you die before the annuity commencement date.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived. Distribution requirements apply upon the death of the owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
IF:
 .  you are not the annuitant; and
 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid to the beneficiary upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;
THEN:
 . the new owner must surrender the policy within five years of your death for the policy value increased or decreased by an excess interest adjustment.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and PFL has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice PFL receives.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit, which is based on the age of the annuitant on the policy date. The death benefit will be the greatest of:
 . policy value on the date we receive the required information; or . cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
 . guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

If the annuitant(s) is younger than age 75 on the policy date, the guaranteed minimum death benefit is the greater of:
 . A 5% Annually Compounding Death Benefit. Total premium payments, less any adjusted partial withdrawals, plus interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the date of death
   (but not later than your 76th birthday); or . An Annual Step-Up Death Benefit. On each policy anniversary before your 76th birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:
  . the largest policy value on the policy date or on any policy anniversary before you reach age 76; plus

  .  any premium payments you have made since then; minus
  .  any adjusted partial withdrawals we have paid to you since then.

If the annuitant(s) is age 75 or older on the policy date, the guaranteed minimum death benefit is a Return of Premium.

IF, under both death benefit options:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;
THEN:
 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances (such as when the policy value is less than the guaranteed minimum death benefit immediately before the withdrawal), the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI.

7. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in several ways:
 . by making a withdrawal (either a complete or partial withdrawal); or . by taking systematic payouts.

Surrenders

If you want to make a complete withdrawal, you will receive:
 .  the value of your policy; plus or minus
 .  any excess interest adjustment; minus
 .  surrender charges and premium taxes.

If you want to take a partial withdrawal, in most cases it must be for at least $250. You must tell us how you want the withdrawal to be allocated among the various investment choices.

You may take up to 10% of your cumulative premium payments free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges. Remember that any withdrawal you take will reduce the policy value and the amount of the death benefit. See Section 6, "Family Protection Feature," for more details.

Withdrawals may be subject to a surrender charge. Withdrawals from the guaranteed period option's of the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

Withdrawals from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other withdrawals, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date PFL receives all required information. PFL may defer such payment from the separate account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

Generally, any amount withdrawn from a guaranteed period option during a policy year in excess of 10% of your cumulative premium payments is subject to an excess interest adjustment. You can, however, withdraw up to 10% of your cumulative premium payments each policy year, in one or more withdrawals, without an excess interest adjustment.

There will be no excess interest adjustment on any of the following:

 .  nursing care and terminal condition withdrawals;

 . periodic withdrawals of amounts equal to cumulative interest credited to the guaranteed period options of the fixed account;

 .  withdrawals to satisfy any minimum distribution requirements; and

 . systematic payout option payments, which do not exceed the cumulative interest credited to the guaranteed period options of the fixed account; and

 . surrenders, partial withdrawals and transfers from the one year fixed option to any other investment choice.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

8. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

A charge for premium taxes and an excess interest adjustment, if applicable, may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and PFL agree to. You and PFL will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:
Fixed Payments
 . No Period Certain--We will make level payments only during the annuitant's lifetime.

 . 10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.

 . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.
Variable Payments
 . No Period Certain--Payments will be made only during the lifetime of the annuitant.

 . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:

Fixed Payments
 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
Variable Payments
 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5.

The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

Other annuity payment options may be arranged by agreement with PFL. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:
 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and
 .  the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment(s);
THEN:
 .  we may make only one (two, three, etc.) annuity payment(s).
IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping PFL informed of their current address.

9. TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs--either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals--Qualified Policies

The information set forth herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals--403(b) Policies

The Internal Revenue Code limits withdrawal from certain 403(b) policies. Withdrawals can generally only be made when an owner:
 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 . becomes disabled (as that term is defined in the Internal Revenue Code); or . in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. PFL may modify the policy to attempt to maintain favorable tax treatment.

Withdrawals--Nonqualified Policies

If you make a withdrawal from your policy during the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (Any excess interest adjustment resulting from a withdrawal from a guaranteed period option of the fixed account may affect the amount on which you are taxed. The tax treatment of excess interest adjustments is uncertain. You should consult a tax adviser if a withdrawal results in an excess interest adjustment.) Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All deferred non-qualified annuity policies that are issued by PFL (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant . Generally, such amounts are includable in the income of the recipient:

 . if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the Policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your cumulative premium payments free of surrender charges. Payments that are less than the amount of cumulative interest credited to the guaranteed payment options of the fixed account, less any prior interest withdrawals, are available without an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. There is no charge for this benefit.

Nursing Care and Terminal
Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you or your spouse has been:

 .  confined in a hospital or nursing facility for 30 days in a row; or

 . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone unless you elect otherwise on the application.

You will be required to provide certain information for identification purposes to PFL and Atlas when requesting a transaction by telephone and we may record your telephone call. PFL may also require written confirmation of your request. Neither PFL nor Atlas will be liable for following the instructions to telephone requests that they believe are genuine.

Telephone requests must be received by PFL and Atlas while the New York Stock Exchange is open to get same-day pricing of the transaction. This option may be discontinued at any time.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the one year fixed option into one or more variable subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

 . the subaccounts into which money from the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

 . either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the dollar cost averaging fixed account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the dollar cost averaging fixed account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time, free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. Asset rebalancing ignores amounts in the guaranteed period options of the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually based on the policy date.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. PFL will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

PFL Life Insurance Company

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. PFL is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of PFL.

The Separate Account

PFL established a separate account, called the PFL Life Variable Annuity Account A, under the laws of the State of Iowa on February 17, 1997. The separate account receives and currently invests the premium payments under the policies that are allocated to the separate account for investment in shares of the underlying mutual fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or PFL. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to PFL's other income, gains or losses.

The assets of the separate account are held in PFL's name on behalf of the separate account and belong to PFL. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business PFL may conduct.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the prospectuses for the underlying funds for more details.

Reinstatements

You may decide to surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

PFL will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like PFL, an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. It was incorporated in Pennsylvania on March 12, 1986.

The policies are sold through registered representatives of Atlas. Commissions of up to 6.58% of premium payments will be paid to Atlas under its agreement with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also, in conjunction with Atlas, pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the policies.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

Insurance Marketplace Standards Association

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or PFL.

Financial Statements

The financial statements of PFL and the separate account are included in the SAI.

Table of Contents of the Statement of Additional Information

Glossary of Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of PFL
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

                           Accumulation Unit   Accumulation Unit      Number of
                                 Value               Value           Accumulation
                          at Beginning of Year  at End of Year   Units at End of Year
-------------------------------------------------------------------------------------
Atlas Balanced Growth
 Subaccount
  1999..................       $1.093398           $1.395432        11,200,977.172
  1998..................       $0.983756           $1.093398        11,389,300.902
  1997(/1/).............       $1.000000           $0.983756         3,469,693.985
-------------------------------------------------------------------------------------
Dreyfus VIF--
 Appreciation Subaccount
  1999..................       $1.296659           $1.425253         8,301,390.397
  1998..................       $1.009698           $1.296659         3,327,523.150
  1997(/1/).............       $1.000000           $1.009698           605,501.874
-------------------------------------------------------------------------------------
Dreyfus VIF--Disciplined
 Stock Subaccount
  1999..................       $1.274542           $1.488843        10,277,509.233
  1998..................       $ 1.19838           $1.274542         4,690,029.548
  1997(/1/).............       $1.000000           $ 1.19838           247,060.402
-------------------------------------------------------------------------------------
Dreyfus VIF--Growth and
 Income Subaccount
  1999..................       $1.095299           $1.262599         4,806,549.375
  1998..................       $0.993285           $1.095299         3,163,385.885
  1997(/1/).............       $1.000000           $0.993285           201,499.858
-------------------------------------------------------------------------------------
Dreyfus VIF--Quality
 Bond Subaccount
  1999..................       $1.066053           $1.053187         5,188,912.039
  1998..................       $1.024710           $1.066053         4,940,300.961
  1997(/1/).............       $1.000000           $1.024710           377,687.374
-------------------------------------------------------------------------------------
Dreyfus VIF--Small Cap
 Subaccount
  1999..................       $0.896739           $1.089091         2,680,811.514
  1998..................       $0.941704           $0.896739         2,709,276.044
  1997(/1/).............       $1.000000           $0.941704           397,321.058
-------------------------------------------------------------------------------------
Endeavor--Dreyfus Small
 Cap Value Subaccount
  1999..................       $1.785929           $2.278888           467,184.374
  1998..................       $1.851229           $1.785929           509,101.233
  1997(/1/).............       $1.968681           $1.851229            89,867.657
-------------------------------------------------------------------------------------
T. Rowe Price Equity
 Income Subaccount
  1999..................       $2.065623           $2.107761         2,657,573.292
  1998..................       $1.925022           $2.065623         1,698,141.538
  1997(/1/).............       $1.857860           $1.925022           156,951.014
-------------------------------------------------------------------------------------
T. Rowe Price Growth
 Stock Subaccount
  1999..................       $2.593121           $3.124914         2,781,922.330
  1998..................       $2.043487           $2.593121         1,358,408.215
  1997(/1/).............       $1.990457           $2.043487            98,880.797
-------------------------------------------------------------------------------------
OpCap--Endeavor Value
 Equity Subaccount
  1999..................       $2.212928           $2.115695           506,137.294
  1998..................       $2.086130           $2.212928           433,206.587
  1997(/1/).............       $2.048951           $2.086130            44,448.849

                           Accumulation Unit   Accumulation Unit      Number of
                                 Value               Value           Accumulation
                          at Beginning of Year  at End of Year   Units at End of Year
-------------------------------------------------------------------------------------
Federated High Income
 Bond Fund II Subaccount
  1999..................       $ 1.029959         $ 1.039161        3,030,970.070
  1998..................       $ 1.016935         $ 1.029959        2,819,023.591
  1997(/1/).............       $ 1.000000         $ 1.016935          178,054.703
-------------------------------------------------------------------------------------
Federated Utility Fund
 II Subaccount
  1999..................       $ 1.265017         $ 1.268683        3,517,145.195
  1998..................       $ 1.125700         $ 1.265017        1,492.268.116
  1997(/1/).............       $ 1.000000         $ 1.125700           64,830.195
-------------------------------------------------------------------------------------
WRL Janus Global
 Subaccount
  1999..................       $ 1.224958         $ 2.067073        7,496,165.763
  1998..................       $ 0.955350         $ 1.224958        3,285,525.975
  1997(/1/).............       $ 1.000000         $ 0.955350          704,269.755
-------------------------------------------------------------------------------------
WRL Janus Growth
 Subaccount
  1999..................       $31.898334         $50.230109          925,560.693
  1998..................       $19.665157         $31.898334          242,873.315
  1997(/1/).............       $20.501671         $19.665157           12,277.088
-------------------------------------------------------------------------------------
WRL VKAM Emerging Growth
 Subaccount
  1999..................       $ 1.277710         $ 2.585245        3,607,865.342
  1998..................       $ 0.943400         $ 1.277710        1,179,122.693
  1997(/1/).............       $ 1.000000         $ 0.943400          126,110.341

(/1/)Period from September 30, 1997 through December 31, 1997.

The AIM V.I. Growth Fund Subaccount, AIM V.I. Growth and Income Fund Subaccount, AIM V.I. Value Fund Subaccount, Alliance Growth Subaccount, Alliance Premier Growth Subaccount, Alliance Technology Subaccount, The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount, Janus Aspen--Aggressive Growth Subaccount, Janus Aspen--Balanced Subaccount, Janus Aspen--Growth Subaccount, Janus Aspen--International Growth Subaccount, and the WRL Alger Aggressive Growth Subaccount had not commenced operations as of December 31, 1999, therefore comparable information is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

PFL and Atlas may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

The yield of a subaccount of the separate account for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one and five year periods ended December 31, 1999 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                    TABLE 1
                     Standard Average Annual Total Returns
--------------------------------------------------------------------------------

                            1 Year    5 Year   Inception of
                            Ended     Ended   the Subaccount     Subaccount
       Subaccount          12/31/99  12/31/99  to 12/31/99     Inception Date
-------------------------------------------------------------------------------
Atlas Balanced Growth....   22.41%     N/A        14.65%     September 30, 1997
AIM V.I. Growth
 Fund(/1/)...............    N/A       N/A         N/A              N/A
AIM V.I. Growth and
 Income Fund(/1/)........    N/A       N/A         N/A              N/A
AIM V.I. Value
 Fund(/1/)...............    N/A       N/A         N/A              N/A
Alliance Growth(/1/).....    N/A       N/A         N/A              N/A
Alliance Premier
 Growth(/1/).............    N/A       N/A         N/A              N/A
Alliance
 Technology(/1/).........    N/A       N/A         N/A              N/A
The Dreyfus Socially
 Responsible Growth Fund,
 Inc.(/1/)...............    N/A       N/A         N/A              N/A
Dreyfus VIF--
 Appreciation............   4.46%      N/A        15.78%     September 30, 1997
Dreyfus VIF--Disciplined
 Stock...................   11.45%     N/A        18.14%     September 30, 1997
Dreyfus VIF--Growth and
 Income..................   9.88%      N/A        9.44%      September 30, 1997
Dreyfus VIF--Quality
 Bond....................   (6.82%)    N/A        0.54%      September 30, 1997
Dreyfus VIF--Small Cap...   16.15%     N/A        2.13%      September 30, 1997
Endeavor--Dreyfus Small
 Cap Value...............   22.39%     N/A        5.09%      September 30, 1997
OpCap--Endeavor Value
 Equity..................  (10.06%)    N/A        (0.39%)    September 30, 1997
T. Rowe Price Equity
 Income..................   (3.53%)    N/A         4.11%     September 30, 1997
T. Rowe Price Growth
 Stock...................   15.19%     N/A        21.07%     September 30, 1997
Federated High Income
 Bond Fund II............   (4.69%)    N/A        (0.09%)    September 30, 1997
Federated Utility Fund
 II......................   (5.31%)    N/A        9.69%      September 30, 1997
Janus Aspen--Aggressive
 Growth(/1/).............    N/A       N/A         N/A              N/A
Janus Aspen--
 Balanced(/1/)...........    N/A       N/A         N/A              N/A
Janus Aspen--
 Growth(/1/).............    N/A       N/A         N/A              N/A
Janus Aspen--
 International
 Growth(/1/).............    N/A       N/A         N/A              N/A
WRL Janus Global.........   64.11%     N/A        37.37%     September 30, 1997
WRL Janus Growth.........   52.67%     N/A        48.44%     September 30, 1997
WRL VKAM Emerging
 Growth..................   98.17%     N/A        52.11%     September 30, 1997
WRL Alger Aggressive
 Growth(/1/).............    N/A       N/A         N/A              N/A

(/1/The)AIM V.I. Growth Fund Subaccount, AIM V.I. Growth and Income Fund
    Subaccount, AIM V.I. Value Fund Subaccount, Alliance Growth Subaccount, Alliance Premier Growth Subaccount, Alliance Technology Subaccount, The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount, Janus-- Aggressive Growth Subaccount, Janus--Balanced Subaccount, Janus--Growth Subaccount, Janus--International Growth Subaccount, and the WRL Alger Aggressive Growth Subaccount had not commenced operations as of December 31, 1999, therefore comparable information is not available.

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

PFL may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed.

                                    TABLE 2
                 Non-Standardized Average Annual Total Returns
                         (Assuming No Surrender Charge)
--------------------------------------------------------------------------------

                            1 Year    5 Year   Inception of      Subaccount
                            Ended     Ended   the Subaccount     Inception
       Subaccount          12/31/99  12/31/99  to 12/31/99          Date
-------------------------------------------------------------------------------
Atlas Balanced Growth....   27.62%     N/A        15.95%     September 30, 1997
AIM V.I. Growth
 Fund(/1/)...............    N/A       N/A         N/A              N/A
AIM V.I. Growth and
 Income Fund(/1/)........    N/A       N/A         N/A              N/A
AIM V.I. Value
 Fund(/1/)...............    N/A       N/A         N/A              N/A
Alliance Growth(/1/).....    N/A       N/A         N/A              N/A
Alliance Premier
 Growth(/1/).............    N/A       N/A         N/A              N/A
Alliance
 Technology(/1/).........    N/A       N/A         N/A              N/A
The Dreyfus Socially
 Responsible Growth Fund,
 Inc.(/1/)...............    N/A       N/A         N/A              N/A
Dreyfus VIF--
 Appreciation............    9.92%     N/A        17.04%     September 30, 1997
Dreyfus VIF--Disciplined
 Stock...................   16.81%     N/A        19.33%     September 30, 1997
Dreyfus VIF--Growth and
 Income..................   15.27%     N/A        10.91%     September 30, 1997
Dreyfus VIF--Quality
 Bond....................   (1.21%)    N/A         2.33%     September 30, 1997
Dreyfus VIF--Small Cap...   21.45%     N/A         3.86%     September 30, 1997
Endeavor--Dreyfus Small
 Cap Value...............   27.60%     N/A         6.71%     September 30, 1997
OpCap--Endeavor Value
 Equity..................   (4.39%)    N/A         1.43%     September 30, 1997
T. Rowe Price Equity
 Income..................    2.04%     N/A         5.76%     September 30, 1997
T. Rowe Price Growth
 Stock...................   20.51%     N/A        22.17%     September 30, 1997
Federated High Income
 Bond Fund II............    0.89%     N/A         1.72%     September 30, 1997
Federated Utility Fund
 II......................    0.29%     N/A        11.15%     September 30, 1997
Janus Aspen--Aggressive
 Growth(/1/).............    N/A       N/A         N/A              N/A
Janus Aspen--
 Balanced(/1/)...........    N/A       N/A         N/A              N/A
Janus Aspen--
 Growth(/1/).............    N/A       N/A         N/A              N/A
Janus Aspen--
 International
 Growth(/1/).............    N/A       N/A         N/A              N/A
WRL Janus Global.........   68.75%     N/A        38.05%     September 30, 1997
WRL Janus Growth.........   57.47%     N/A        48.87%     September 30, 1997
WRL VKAM Emerging
 Growth..................   102.33%    N/A        52.46%     September 30, 1997
WRL Alger Aggressive
 Growth(/1/).............    N/A       N/A         N/A              N/A

(/1/The)AIM V.I. Growth Fund Subaccount, AIM V.I. Growth and Income Fund
    Subaccount, AIM V.I. Value Fund Subaccount, Alliance Growth Subaccount, Alliance Premier Growth Subaccount, Alliance Technology Subaccount, The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount, Janus-- Aggressive Growth Subaccount, Janus--Balanced Subaccount, Janus--Growth Subaccount, Janus--International Growth Subaccount, and the WRL Alger Aggressive Growth Subaccount had not commenced operations as of December 31, 1999, therefore comparable information is not available.

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data is not intended to indicate future performance.

For instance, as shown Table 3 below, PFL may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 1999, were as follows:

                                    TABLE 3
             Adjusted Historical Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
--------------------------------------------------------------------------------

                                                               Corresponding
                                                  10 Year        Portfolio
Portfolio                      1 Year   5 Year  or Inception   Inception Date
-------------------------------------------------------------------------------
Atlas Balanced Growth
 Portfolio...................   27.62%   N/A        N/A      September 30, 1997
AIM V.I. Growth Fund.........   35.25%  29.64%      N/A         May 5, 1993
AIM V.I. Growth and Income
 Fund........................   32.42%  26.43%      N/A         May 2, 1994
AIM V.I. Value Fund..........   28.13%  25.49%      N/A         May 5, 1993
Alliance Growth Portfolio....    N/A     N/A        N/A         June 1, 1999
Alliance Premier Growth
 Portfolio...................    N/A     N/A        N/A        July 14, 1999
Alliance Technology
 Portfolio...................    N/A     N/A        N/A      September 22, 1999
The Dreyfus Socially
 Responsible Growth Fund,
 Inc.........................   28.31%  26.91%      N/A       October 7, 1993
Dreyfus VIF--Appreciation
 Portfolio...................   9.92%   23.80%      N/A        April 5, 1993
Dreyfus VIF--Disciplined
 Stock Portfolio.............   16.81%   N/A        N/A         May 1, 1996
Dreyfus VIF--Growth and
 Income Portfolio............   15.27%  22.60%      N/A         May 2, 1994
Dreyfus VIF--Quality Bond
 Portfolio...................  (1.21)%   6.03%      N/A       August 31, 1990
Dreyfus VIF--Small Cap
 Portfolio...................   21.45%  14.34%      N/A       August 31, 1990
Endeavor--Dreyfus Small Cap
 Value Portfolio.............   27.60%  16.26%      N/A         May 4, 1993
OpCap--Endeavor Value Equity
 Portfolio...................  (4.39)%  15.14%      N/A         May 27, 1993
T. Rowe Price Equity Income
 Portfolio...................   2.04%    N/A        N/A       January 3, 1995
T. Rowe Price Growth Stock
 Portfolio...................   20.51%   N/A        N/A       January 3, 1995
Federated High Income Bond
 Fund II.....................   0.89%    8.96%      N/A       February 2, 1994
Federated Utility Fund II....   0.29%   13.65%      N/A      February 28, 1994
Janus Aspen--Aggressive
 Growth Portfolio............    N/A     N/A        N/A      December 31, 1999
Janus Aspen--Balanced
 Portfolio...................    N/A     N/A        N/A      December 31, 1999
Janus Aspen--Growth
 Portfolio...................    N/A     N/A        N/A      December 31, 1999
Janus Aspen--International
 Growth Portfolio............    N/A     N/A        N/A       December 3, 1999
WRL Janus Global.............   68.75%  31.10%      N/A       December 3, 1992
WRL Janus Growth.............   57.47%  37.98%    21.92%+     October 2, 1986
WRL VKAM Emerging Growth.....  102.33%  40.98%      N/A        March 1, 1993
WRL Alger Aggressive Growth..   66.75%  34.76%      N/A        March 1, 1994
-------------------------------------------------------------------------------

+ Ten Year Date

(/1/The)calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

                      STATEMENT OF ADDITIONAL INFORMATION

                  THE ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY

                                 Issued through

                      PFL LIFE VARIABLE ANNUITY ACCOUNT A

                                   Offered by
                           PFL LIFE INSURANCE COMPANY

                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Atlas Portfolio Builder Variable Annuity offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2000 by calling Atlas Securities, Inc. at 1-800-933-2852, or by writing to Atlas Securities, Inc., 794 Davis Street, P.O. Box 1894, San Leandro, CA, 94577. You may also contact PFL Life Insurance Company at the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2000

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS..........................................................   3
THE POLICY--GENERAL PROVISIONS.............................................   6
  Owner....................................................................   6
  Entire Policy............................................................   6
  Misstatement of Age or Sex...............................................   7
  Addition, Deletion, or Substitution of Investments.......................   7
  Excess Interest Adjustment...............................................   7
  Reallocation of Policy Values After the Annuity Commencement Date........  11
  Annuity Payment Options..................................................  11
  Death Benefit............................................................  12
  Death of Owner...........................................................  15
  Assignment...............................................................  15
  Evidence of Survival.....................................................  15
  Non Participating........................................................  15
  Amendments...............................................................  16
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  16
  Tax Status of the Policy.................................................  16
  Taxation of PFL..........................................................  19
INVESTMENT EXPERIENCE......................................................  20
  Accumulation Units.......................................................  20
  Annuity Unit Value and Annuity Payment Rates.............................  21
HISTORICAL PERFORMANCE DATA................................................  23
  Subaccount Yields........................................................  23
  Total Returns............................................................  24
  Other Performance Data...................................................  24
  Adjusted Historical Performance Data.....................................  25
PUBLISHED RATINGS..........................................................  25
STATE REGULATION OF PFL....................................................  25
ADMINISTRATION.............................................................  25
RECORDS AND REPORTS........................................................  25
DISTRIBUTION OF THE POLICIES...............................................  26
VOTING RIGHTS..............................................................  26
OTHER PRODUCTS.............................................................  27
CUSTODY OF ASSETS..........................................................  27
LEGAL MATTERS..............................................................  27
INDEPENDENT AUDITORS.......................................................  27
OTHER INFORMATION..........................................................  27
FINANCIAL STATEMENTS.......................................................  27

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office--PFL Life Insurance Company, Financial Markets Division--Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment after the annuity commencement date.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value, increased or decreased by any excess interest adjustment, less the surrender charge, if any.

Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the cumulative premium payments) which is available to the owner free of any surrender charge.

Excess Interest Adjustment ("EIA")--An adjustment that can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments from the guaranteed period options of the fixed account. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by (or an amount was transferred to) the guaranteed period option.

Fixed Account--One or more investment choices under the Policy that are part of PFL's general assets that are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which PFL may offer into which premium payments may be paid or amounts transferred.

Nonqualified Policy--A policy other than a qualified policy.

One Year Fixed Option--An account in the fixed account into or from which premium payments may be paid or amounts transferred, and which may be used for dollar cost averaging, asset rebalancing, other transfers and partial withdrawals.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information we require to issue a policy.

Policy Date--The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 . premium payments; minus
 . partial withdrawals (including any applicable excess interest adjustments and surrender charges on such withdrawals); plus

 . interest credited in the fixed account; plus or minus
 . accumulated gains or losses in the separate account; minus
 . any applicable premium or other taxes and transfer fees, if any.

Policy Year--A policy year begins on the policy date and on each policy anniversary.

Premium Payment--An amount paid to PFL by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--The PFL Life Variable Annuity Account A, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full surrenders or partial withdrawals of premium payments to cover expenses relating to the sale of the policies.

Underlying Funds--The designated portfolios of: (1) Atlas Insurance Trust; (2) AIM Variable Insurance Funds; (3) Alliance Variable Products Series Fund, Inc.--Class B; (4) Dreyfus Socially Responsible Growth Fund, Inc.; (5) Dreyfus Variable Investment Fund; (6) Endeavor Series Trust; (7) Federated Insurance Series; (8) Janus Aspen Series; and (9) WRL Series Fund, Inc., which are described in the underlying fund prospectuses that are attached to this prospectus.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuates as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives PFL the information it requires and is received at the administrative and service office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with PFL's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless PFL has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner predeceases the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, the owner's estate will become the owner.

Note Carefully. If the owner does not name a successor owner, the owner's estate will become the new owner if the owner predeceases the annuitant. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless PFL has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no successor owner is named in a written notice received by PFL.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the successor owner within five years of the owner's death, or if the first payment begins within one year of the owner's death, payments must be made for a period certain which does not exceed that successor owner's life expectancy.

Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between PFL and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement Of Age Or Sex

If the age or sex of the annuitant has been misstated, PFL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to PFL.

Addition, Deletion, or Substitution of Investments

PFL cannot and does not guarantee that any of the subaccounts or portfolios will always be available for premium payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. PFL reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in PFL's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of requests made by owners.

New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by PFL. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, PFL will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If the owner provides no such reallocation, PFL will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in another subaccount, if appropriate.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, PFL also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you withdraw from or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment.

At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the amount paid into it, less any prior partial withdrawals and transfers from that guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:

                                S*(G-C)* (M/12)

S = Gross amount being withdrawn that is subject to the excess interest adjustment.

G = Guaranteed Interest Rate applicable to S.

C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.

* = multiplication

/\= exponentiation

                                   Example 1
                    (Full Surrender, Rates Increase by 3%):

  Single premium:                         $50,000
--------------------------------------------------------------------------------
  Guarantee period:                       5 Years
--------------------------------------------------------------------------------
  Guarantee rate:                         5.50% per annum
--------------------------------------------------------------------------------
  Full surrender:                         middle of policy year 3
--------------------------------------------------------------------------------
                                          = $50,000 * (1.055) /\ 2.5 =
  Policy value before surrender           $57,161.18
--------------------------------------------------------------------------------
  Surrender charge free amount            = $50,000 * .3 = $15,000.00
--------------------------------------------------------------------------------
  Excess interest adjustment free amount  = $57,161.18 - $50,000 = $7,161.18
--------------------------------------------------------------------------------
  Amount subject to excess interest
   adjustment                             = $57,161.18 - $7,161.18 = $50,000.00
--------------------------------------------------------------------------------
  Excess interest adjustment floor        = $50,000 * (1.03) /\ 2.5 = $53,834.80
--------------------------------------------------------------------------------
  Excess interest adjustment assumptions: "G" = .055; "C" = .085; "M" = 30
--------------------------------------------------------------------------------
  Excess interest adjustment              = S * (G-C) * (M/12)
--------------------------------------------------------------------------------
                                          = $50,000.00 * (.055 - .085) * (30/12)
                                          =  - $3,750.00, but excess interest
                                          adjustment cannot cause the adjusted
                                          policy value to fall below the excess
                                          interest adjustment floor, so the
                                          adjustment is limited to:
                                          $53,834.80 - $57,161.18 =  -
                                           $3,326.38
--------------------------------------------------------------------------------
                                          = policy value + excess interest
  Adjusted policy value                   adjustment
--------------------------------------------------------------------------------
                                          = $57,161.18 + ( - $3,326.38) =
                                          $53,834.80
--------------------------------------------------------------------------------
                                          = ($50,000 - $15,000.00) * .06 =
  Surrender charge                        $2,100.00
--------------------------------------------------------------------------------
  Cash value at middle of policy year 3   = policy value + excess interest
                                          adjustment - surrender charge
--------------------------------------------------------------------------------
                                          = $57,161.18 + ( - $3,326.38) -
                                           $2,100.00 = $51,734.80

                                   Example 2
                    (Full Surrender, Rates Decrease by 1%):

  Single premium:                         $50,000
-------------------------------------------------------------------------------
  Guarantee period:                       5 Years
-------------------------------------------------------------------------------
  Guarantee rate:                         5.50% per annum
-------------------------------------------------------------------------------
  Full surrender:                         middle of policy year 3
-------------------------------------------------------------------------------
                                          = $50,000 * (1.055) /\2.5 =
  Policy value before surrender           $57,161.18
-------------------------------------------------------------------------------
  Surrender charge free amount            = $50,000 * .30 = $15,000.00
-------------------------------------------------------------------------------
  Excess interest adjustment free amount  = $57,161.18 - $50,000 = $7,161.18
-------------------------------------------------------------------------------
  Amount subject to excess interest
   adjustment                             = $57,161.18 - $7,161.18 = $50,000.00
-------------------------------------------------------------------------------
  Excess interest adjustment floor        = $50,000 * (1.03) /\2.5 = $53,834.80
-------------------------------------------------------------------------------
  Excess interest adjustment assumptions: "G" = .055; "C" = .045; "M" = 30
-------------------------------------------------------------------------------
  Excess interest adjustment              = S * (G - C) * (M/12)
                                          = $50,000 * (.055 - .045) * (30/12)
                                          = $1,250.00
-------------------------------------------------------------------------------
                                          = policy value + excess interest
  Adjusted policy value                   adjustment
                                          = $57,161.18 + $1,250.00 = $58,411.18
-------------------------------------------------------------------------------
                                          = ($50,000 - $15,000.00) * .06 =
  Surrender charge                        $2,100.00
-------------------------------------------------------------------------------
  Cash value at middle of policy year 3   = policy value + excess interest
                                          adjustment - surrender charge
                                          = $57,161.18 + $1,250 - $2,100.00 =
                                          $56,311.18


On a partial withdrawal, PFL will pay the owner the full amount of withdrawal requested (as long as the policy value is sufficient).

                                   Example 3
                  (Partial Withdrawal, Rates Increase by 1%):

  Single premium:                        $50,000
-------------------------------------------------------------------------------
  Guarantee period:                      5 Years
-------------------------------------------------------------------------------
  Guarantee rate:                        5.50% per annum
-------------------------------------------------------------------------------
  Partial withdrawal:                    $30,000; middle of policy year 3
-------------------------------------------------------------------------------
  Policy value before withdrawal         = $50,000 * (1.055) /\2.5 = $57,161.18
-------------------------------------------------------------------------------
  Surrender charge free amount           = $50,000.00 * .30 = $15,000.00
-------------------------------------------------------------------------------
  Excess interest adjustment free amount = $57,161.18 - $50,000 = $7,161.18
-------------------------------------------------------------------------------
  "S"                                    = $30,000 - $7,161.18 = $22,838.82
-------------------------------------------------------------------------------
                                         = $22,838.82 * (.055 - .065) * (30/12)
  Excess interest adjustment             = -$570.97
-------------------------------------------------------------------------------
  Surrender charge                       = [($30,000.00 - $15,000.00) - (-
                                         $570.97)] *
                                         (.06) = $934.26
-------------------------------------------------------------------------------
                                         = $30,000.00 - (-$570.97) + $934.26 =
  Gross partial withdrawal               $31,505.23
-------------------------------------------------------------------------------
                                         = $57,161.18 - [$30,000.00 - (-
  Policy value after withdrawal          $570.97) + ($934.26)]
                                         = $57,161.18 - $31,505.23 = $25,655.95

                                   Example 4
                  (Partial Withdrawal, Rates Decrease by 1%):

  Single premium:           $50,000
-------------------------------------------------------------------------------------
  Guarantee period:         5 Years
-------------------------------------------------------------------------------------
  Guaranteed rate:          5.50% per annum
-------------------------------------------------------------------------------------
  Partial surrender:        $30,000; middle of policy year 3
-------------------------------------------------------------------------------------
  Policy value before
   withdrawal               = $50,000 * (1.055) /\ 2.5 = $57,161.18
-------------------------------------------------------------------------------------
  Surrender charge free
   amount                   = $50,000.00 * .30 = $15,000.00
-------------------------------------------------------------------------------------
  Excess interest
   adjustment free amount   = $57,161.18 - $50,000 = $7,161.18
-------------------------------------------------------------------------------------
  "S"                       = $30,000.00 - $7,161.18 = $22,838.82
-------------------------------------------------------------------------------------
  Excess interest
   adjustment               = $22,838.82 * (.055 - .045) * (30/12) = $570.97
-------------------------------------------------------------------------------------
  Surrender charge          = [($30,000.00 - $15,000.00) - $570.97] * (.06) = $865.74
-------------------------------------------------------------------------------------
  Gross partial withdrawal  = $30,000.00 - ($570.97) + $865.74 = $30,294.77
-------------------------------------------------------------------------------------
  Policy value after
   withdrawal               = $57,161.18 - [$30,000.00 - ($570.97) + $865.74]
                            = $57,161.18 - $30,294.77 = $26,866.41


Reallocation Of Policy Values After The Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount of the mutual fund account then credited to a policy into an equal value of annuity units of one or more other subaccounts of the mutual fund account, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to PFL's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of policy value may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with fixed (level) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

          Annuity
     Commencement Date               Adjusted Age
     -----------------               ------------
         Before 2001             Actual Age
         2001-2010               Actual Age minus 1
         2011-2020               Actual Age minus 2
         2021-2030               Actual Age minus 3
         2031-2040               Actual Age minus 4
         After 2040              As determined by PFL

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units that are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Withdrawal. The amount of your guaranteed minimum death benefit is reduced due to a partial withdrawal called the adjusted partial withdrawal. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial withdrawal is (1) multiplied by (2), where:

    (1) is the gross partial withdrawal, where gross partial withdrawal = requested withdrawal--excess interest adjustment + surrender charges on (excess partial withdrawal--excess interest adjustment); and

    (2) is the adjustment factor, which is the current death benefit prior to withdrawal divided by the current policy value prior to withdrawal.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.


                                   EXAMPLE 1
                          (Assumed Facts for Example)

-------------------------------------------------------------------------------
  $75,000 current guaranteed minimum death benefit before withdrawal
-------------------------------------------------------------------------------
  $50,000 current policy value before withdrawal
-------------------------------------------------------------------------------
          current death benefit (larger of policy value and guaranteed minimum
  $75,000 death benefit)
-------------------------------------------------------------------------------
  6%      current surrender charge percentage
-------------------------------------------------------------------------------
  $15,000 requested withdrawal
-------------------------------------------------------------------------------
          surrender charge--free amount (assumes 20% cumulative free percentage
  $10,000 is available)
-------------------------------------------------------------------------------
  $ 5,000 excess partial withdrawal (amount subject to surrender charge)
-------------------------------------------------------------------------------
          excess interest adjustment--(assumes interest rates have decreased
  $   100 since initial guarantee)
-------------------------------------------------------------------------------
  $   294 surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.06*(5000 - 100)
-------------------------------------------------------------------------------
          reduction in policy value due to excess partial withdrawal = 5000 -
  $ 5,194  100 + 294
-------------------------------------------------------------------------------
  $22,791 adjusted partial withdrawal = 15,194 * (75,000/50,000)
-------------------------------------------------------------------------------
          New guaranteed minimum death benefit (after withdrawal) = 75,000 -
  $52,209  22,791
-------------------------------------------------------------------------------
  $34,806 New policy value (after withdrawal) = 50,000 - 10,000 - 5,194


 Summary:
 Reduction in guaranteed minimum death benefit = $22,791
 Reduction in policy value                     = $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

                                   EXAMPLE 2
                          (Assumed Facts for Example)

-------------------------------------------------------------------------------
  $50,000 current guaranteed minimum death benefit before withdrawal
-------------------------------------------------------------------------------
  $75,000 current policy value before withdrawal
-------------------------------------------------------------------------------
          current death benefit (larger of policy value and guaranteed minimum
  $75,000 death benefit)
-------------------------------------------------------------------------------
  6%      current surrender charge percentage
-------------------------------------------------------------------------------
  $15,000 requested withdrawal
-------------------------------------------------------------------------------
          surrender charge--free amount (assumes 15% cumulative free percentage
  $11,250 is available)
-------------------------------------------------------------------------------
  $ 3,750 excess partial withdrawal (amount subject to surrender charge)
-------------------------------------------------------------------------------
          excess interest adjustment--(assumes interest rates have increased
  $  -100 since initial guarantee)
-------------------------------------------------------------------------------
  $   231 surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.06*[(3750 - (-100))]
-------------------------------------------------------------------------------
  $ 4,081 reduction in policy value due to excess partial withdrawal = 3750 -
           (-100) + 231 = 3750 + 100 + 231
-------------------------------------------------------------------------------
  $15,331 adjusted partial withdrawal = $15,331 * (75,000/75,000)
-------------------------------------------------------------------------------
          New guaranteed minimum death benefit (after withdrawal) = 50,000 -
  $34,669  15,331
-------------------------------------------------------------------------------
  $59,669 New policy value (after withdrawal) = 75,000 - 11,250 - 4,081


 Summary:
 Reduction in guaranteed minimum death benefit = $15,331
 Reduction in policy value                     = $15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL, will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences.")

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to PFL. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the Notice is received by PFL. PFL will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary; (2) the owner is not a natural person and the primary annuitant dies or is changed; or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant, the owner may assign any rights or benefits provided by the policy if the policy is a nonqualified policy. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have adverse tax consequences.

Unless the owner so directs by filing written notice with PFL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence Of Survival

PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

Non-Participating

The policy will not share in PFL's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the policy.

PFL reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status Of The Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ((S)) 1.817-5) apply a diversification requirement to each of the subaccounts.separate account. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Atlas Portfolio Builder Variable Annuity that require the underlying funds and their portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income.

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a policy has the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the separate account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owners death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the annuity commencement date, and such owner's surviving spouse is named the beneficiary, then the policy may be continued with the surviving spouse as the new owner receiving the one-time adjustment to the policy value. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or PFL's policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), or if the policy is a traditional individual retirement annuity, then distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

PFL makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a successor owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth
IRA) or annuity, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under
Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is not used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the cash value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death,
(iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the commencement date is no later than one year from the date of the single premium payment; such policies are taxed as described in the prospectus.

Taxation of PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of PFL and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the separate account, PFL may make a charge to the separate account.

                             INVESTMENT EXPERIENCE

A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1.000000 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of business on each day the New York Stock Exchange is open for business.

An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a) is the net result of:

    (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

    (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

    (3) a per share charge or credit for any taxes determined by PFL to have resulted from the investment operations of the subaccount;

  (b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

  (c) is the charge for mortality and expense risk during the valuation period (equal to an annual rate of 1.25%) of the daily net asset value of the subaccount, plus the 0.15% administrative charge.

              Illustration Of Accumulation Unit Value Calculations

       Formula And Illustration For Determining The Net Investment Factor

Investment Experience Factor  = (A + B--C) - E
                                 --------
                                     D

  Where: A   = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
            Assume........................................................   A = $11.57
  B          = The per share amount of any dividend or capital gains
              distribution since the end of the immediately preceding
              valuation period.
            Assume........................................................   B =  0
  C          = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
            Assume........................................................   C =  0
  D          = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
            Assume........................................................   D = $11.40
  E          = The daily deduction for the mortality and expense risk fee and administrative charge, which totals 1.40% on an annual basis.
            On a daily basis..............................................    = .0000380909

Then, the Investment Experience Factor = 11.57 + 0-0--.0000380909 = Z = 1.0148741898
                                         -------------------------
                                                11.40

        Formula And Illustration For Determining Accumulation Unit Value

Accumulation Unit Value = A * B

  Where: A   = The accumulation unit value for the immediately preceding valuation period.
            Assume........................................................     = $X
  B          = The Net Investment Factor for the current valuation period.
            Assume........................................................     =  Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by
(c), where:

  (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

  (b) is the net investment factor for that subaccount for the valuation period; and

  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

  (i) is the result of:

    (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

    (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

    (3) a per share charge or credit for any taxes reserved for, which PFL determines to have resulted from the investment operations of the subaccount.

  (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

  (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.40% of the net asset value of that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration Of Calculations For Annuity Unit Value
                         And Variable Annuity Payments

          Formula And Illustration For Determining Annuity Unit Value

Annuity unit value = A * B * C

          = Annuity unit value for the immediately preceding valuation
 Where: A period.
          Assume.......................................................  = $ X
        B = Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.
          Assume.......................................................    = Y
        C = A factor to neutralize the assumed interest rate of 5%
           built into the annuity tables used.
          Assume.......................................................    = Z

Then, the annuity unit value is: $ X * Y * Z = $ Q

                Formula And Illustration For Determining Amount
                   Of First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B
                                         -----
                                        $1,000

 Where: A = The policy value as of the annuity commencement date.
            Assume.....................................................  = $ X
 B =        The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant
            according to the tables contained in the policy.
            Assume.....................................................  = $ Y

Then, the first monthly variable annuity payment = $ X * $ Y = $Z
                                                   ---------
                                                     1,000

      Formula And Illustration For Determining The Number Of Annuity Units
              Represented By Each Monthly Variable Annuity Payment

Number of annuity units = A
                         ---
                          B

            The dollar amount of the first monthly variable annuity
 Where: A = payment.
            Assume.....................................................  = $ X
 B =        The annuity unit value for the valuation date on which the first monthly payment is due.
            Assume.....................................................  = $ Y

Then, the number of annuity units = $ X = Z
                                    ---
                                    $ Y

                          HISTORICAL PERFORMANCE DATA

Subaccount Yields

PFL may, from time to time, advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by:
(i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                  Yield = 2 * ((((NI-ES)/(U * UV)) + 1)/6/-1)

Where:
NI= Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES= Expenses of the subaccount for the 30-day period.

U= The average number of units outstanding.

UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of premium payments withdrawn based on the number of years since the policy date. However, surrender charges will not be assessed after the fifth policy year.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

PFL may, from time to time, also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which PFL calculates on each business day based on the performance of the subaccount's underlying portfolio, and the deductions for the mortality and expense risk fee and the administrative charge. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P (1 + T)N = ERV

Where:
T= The average annual total return net of subaccount recurring charges.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P= A hypothetical initial payment of $1,000.

N= The number of years in the period.

Other Performance Data

PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                               CTR = (ERV/P) - 1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.

ERV= The ending redeemable value of the hypothetical investment at the end of the period.

P= A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               PUBLISHED RATINGS

PFL may, from time, to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL and they should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations such as debt or commercial paper obligations.

                            STATE REGULATION OF PFL

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement, in a prescribed form, is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

PFL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by PFL. As presently required by the 1940 Act and regulations promulgated thereunder, PFL will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through Atlas Securities, Inc., a licensed broker/dealer under the federal securities laws and a licensed agent under state insurance laws. The offering of the policies is continuous and PFL and Atlas do not anticipate discontinuing the offering of the policies, however, PFL and Atlas reserve the right to do so.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 1999, 1998 and 1997 the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services was $5,583,369.34, $3,918,406.04, and $628,439.24 respectively. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter.

                               VOTING RIGHTS

To the extent required by law, PFL will vote the underlying funds' shares held by the mutual fund account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. PFL will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by PFL in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

PFL makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

                               CUSTODY OF ASSETS

PFL holds assets of each of the subaccounts of the separate account. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C.has provided legal advice to PFL relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of subaccounts of PFL Life Variable Annuity Account A,which are available for investment by the Atlas Portfolio Builder Variable Annuity contract owners as of December 31, 1999, and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of PFL, which are included in this SAI, should be considered only as bearing on the ability of PFL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 1999, 1998 and 1997
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 1999, 1998 and 1997

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   3
  Statements of Operations--Statutory Basis.................................   5
  Statements of Changes in Capital and Surplus--Statutory Basis.............   6
  Statements of Cash Flows--Statutory Basis.................................   7
  Notes to Financial Statements--Statutory Basis............................   9
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  28
  Supplementary Insurance Information.......................................  29
  Reinsurance...............................................................  31

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the accompanying statutory-basis financial statement schedules required by
Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effect of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
February 18, 2000

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Admitted Assets
Cash and invested assets:
 Cash and short-term investments........................ $    53,695 $   83,289
 Bonds..................................................   4,892,156  4,822,442
 Stocks:
   Preferred............................................      17,074     14,754
   Common (cost: 1999--$61,813; 1998--$34,731)..........      71,658     49,448
   Affiliated entities (cost: 1999--$10,318; 1998--
    $8,060).............................................       6,764      5,613
 Mortgage loans on real estate..........................   1,339,202  1,012,433
 Real estate, at cost less accumulated depreciation
  ($10,891 in 1999; $9,500 in 1998):
   Home office properties...............................       7,829      8,056
   Properties acquired in satisfaction of debt..........      16,336     11,778
   Investment properties................................      33,707     44,325
 Policy loans...........................................      59,871     60,058
 Other invested assets..................................     123,722     76,482
                                                         ----------- ----------
     Total cash and invested assets.....................   6,622,014  6,188,678
Premiums deferred and uncollected.......................      14,656     15,318
Accrued investment income...............................      65,364     65,308
Receivable from affiliate...............................         --         643
Federal income taxes recoverable........................       1,335        639
Transfers from separate accounts due or accrued.........      92,309     70,866
Other assets............................................      30,119     29,511
Separate account assets.................................   4,905,374  3,348,611
                                                         ----------- ----------
Total admitted assets................................... $11,731,171 $9,719,574
                                                         =========== ==========

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Liabilities and Capital and Surplus
Liabilities:
 Aggregate reserves for policies and contracts:
   Life................................................. $ 1,552,781 $1,357,175
   Annuity..............................................   4,036,751  3,925,293
   Accident and health..................................     254,571    205,736
 Policy and contract claim reserves:
   Life.................................................       8,681      9,101
   Accident and health..................................      37,466     48,906
 Other policyholders' funds.............................     172,774    162,266
 Remittances and items not allocated....................      33,020     19,690
 Asset valuation reserve................................     103,193     91,588
 Interest maintenance reserve...........................      36,120     50,575
 Short-term notes payable to affiliates.................     144,500      9,421
 Other liabilities......................................      70,717     76,766
 Payable for securities.................................      15,136     57,645
 Payable to affiliates..................................      11,517        --
 Separate account liabilities...........................   4,899,289  3,342,884
                                                         ----------- ----------
Total liabilities.......................................  11,376,516  9,357,046
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares autho-
  rized, 266,000 issued and outstanding.................       2,660      2,660
 Paid-in surplus........................................     154,282    154,282
 Unassigned surplus.....................................     197,713    205,586
                                                         ----------- ----------
Total capital and surplus...............................     354,655    362,528
                                                         ----------- ----------
Total liabilities and capital and surplus............... $11,731,171 $9,719,574
                                                         =========== ==========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                  Year ended December 31
                                                1999       1998        1997
                                             ---------- ----------  ----------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life.................................... $  227,510 $  516,111  $  202,435
    Annuity.................................  1,413,049    667,920     657,695
    Accident and health.....................    160,570    178,593     207,982
  Net investment income.....................    437,549    446,984     446,424
  Amortization of interest maintenance re-
   serve....................................      7,588      8,656       3,645
  Commissions and expense allowances on
   reinsurance ceded........................     24,741     32,781      49,859
  Separate account fee income...............     49,826     37,137         --
                                             ---------- ----------  ----------
                                              2,320,833  1,888,182   1,568,040
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health benefits...    115,621    135,184     146,583
    Surrender benefits......................  1,046,611    732,796     658,071
    Other benefits..........................    169,479    152,209     126,495
    Increase (decrease) in aggregate
     reserves for policies and contracts:
    Life....................................    195,606    473,158     149,575
    Annuity.................................    111,427   (278,665)   (203,139)
    Accident and health.....................     48,835     36,407      30,059
    Other...................................     10,480     17,550      16,998
                                             ---------- ----------  ----------
                                              1,698,059  1,268,639     924,642
Insurance expenses:
  Commissions...............................    167,146    136,569     157,300
  General insurance expenses................     54,191     48,018      57,571
  Taxes, licenses and fees..................     12,382     19,166       8,715
  Net transfers to separate accounts........    309,307    302,839     297,480
  Other expenses............................        229      1,016         119
                                             ---------- ----------  ----------
                                                543,255    507,608     521,185
                                             ---------- ----------  ----------
                                              2,241,314  1,776,247   1,445,827
                                             ---------- ----------  ----------
Gain from operations before federal income
 tax expense and net realized capital gains
 on investments.............................     79,519    111,935     122,213
Federal income tax expense..................     25,316     49,835      43,381
                                             ---------- ----------  ----------
Gain from operations before net realized
 capital gains on investments...............     54,203     62,100      78,832
Net realized capital gains on investments
 (net of related federal income taxes and
 amounts transferred to interest maintenance
 reserve)...................................      6,365      3,398       7,159
                                             ---------- ----------  ----------
Net income.................................. $   60,568 $   65,498  $   85,991
                                             ========== ==========  ==========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                                                      Capital
                                           Common Paid-in  Unassigned   and
                                           Stock  Surplus   Surplus   Surplus
                                           ------ -------- ---------- --------
Balance at January 1, 1997                 $2,660 $154,129  $261,558  $418,347
  Capital contribution....................    --       153       --        153
  Net income..............................    --       --     85,991    85,991
  Change in net unrealized capital gains..    --       --      3,592     3,592
  Change in non-admitted assets...........    --       --       (481)     (481)
  Change in asset valuation reserve.......    --       --    (14,974)  (14,974)
  Dividend to stockholder.................    --       --    (62,000)  (62,000)
  Surplus effect of sale of a division....    --       --       (161)     (161)
  Surplus effect of ceding commissions
   associated with the sale of a
   division...............................    --       --          5         5
  Amendment of reinsurance agreement......    --       --        389       389
  Surplus effect of reinsurance
   agreement..............................    --       --        402       402
  Change in liability for reinsurance in
   unauthorized companies.................    --       --     (1,901)   (1,901)
                                           ------ --------  --------  --------
Balance at December 31, 1997                2,660  154,282   272,420   429,362
  Net income..............................    --       --     65,498    65,498
  Change in net unrealized capital gains..    --       --      4,504     4,504
  Change in non-admitted assets...........    --       --       (260)     (260)
  Change in asset valuation reserve.......    --       --    (21,763)  (21,763)
  Dividend to stockholder.................    --       --   (120,000) (120,000)
  Increase in liability for reinsurance in
   unauthorized companies.................    --       --      2,036     2,036
  Tax benefit on stock options exercised..    --       --      2,476     2,476
  Change in surplus in separate accounts..    --       --        675       675
                                           ------ --------  --------  --------
Balance at December 31, 1998                2,660  154,282   205,586   362,528
  Net income..............................    --       --     60,568    60,568
  Change in net unrealized capital gains..    --       --    (20,217)  (20,217)
  Change in non-admitted assets...........    --       --       (980)     (980)
  Change in asset valuation reserve.......    --       --    (11,605)  (11,605)
  Dividend to stockholder.................    --       --    (40,000)  (40,000)
  Tax benefit on stock options exercised..    --       --      1,305     1,305
  Change in surplus in separate accounts..    --       --        245       245
  Settlement of prior period tax returns
   and other tax-related adjustments......    --       --      2,811     2,811
                                           ------ --------  --------  --------
Balance at December 31, 1999.............. $2,660 $154,282  $197,713  $354,655
                                           ====== ========  ========  ========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            1999         1998         1997
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance......................... $ 1,830,365  $ 1,396,428  $ 1,119,936
Net investment income...................     441,737      469,246      452,091
Life and accident and health claims.....    (124,178)    (138,249)    (154,383)
Surrender benefits and other fund
 withdrawals............................  (1,046,611)    (732,796)    (658,071)
Other benefits to policyholders.........    (169,476)    (152,167)    (126,462)
Commissions, other expenses and other
 taxes..................................    (238,192)    (197,135)    (225,042)
Net transfers to separate accounts......    (280,923)    (276,375)    (319,146)
Federal income taxes....................     (24,709)     (72,176)     (47,909)
Cash paid in conjunction with an
 amendment of a reinsurance agreement...         --           --        (4,826)
Cash received in connection with a
 reinsurance agreement..................         --           --         1,477
Other, net..............................     (23,047)     (93,095)      89,693
                                         -----------  -----------  -----------
Net cash provided by operating
 activities.............................     364,966      203,681      127,358
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks............   3,283,038    3,347,174    3,284,095
  Common stocks.........................      60,293       34,564       34,004
  Mortgage loans on real estate.........     158,739      192,210      138,162
  Real estate...........................      13,367        5,624        6,897
  Policy loans..........................         186          --           --
  Cash received from ceding commissions
   associated with the sale of a
   division.............................         --           --             8
  Other.................................       6,133        7,210       57,683
                                         -----------  -----------  -----------
                                           3,521,756    3,586,782    3,520,849
Cost of investments acquired:
  Bonds and preferred stocks............  (3,398,158)  (3,251,822)  (3,411,442)
  Common stocks.........................     (76,200)     (36,379)     (37,339)
  Mortgage loans on real estate.........    (480,750)    (257,039)    (159,577)
  Real estate...........................      (7,568)     (11,458)      (2,013)
  Policy loans..........................         --        (2,922)      (2,922)
  Cash paid in association with the sale
   of a division........................         --           --          (591)
  Other.................................     (48,719)     (44,514)     (15,674)
                                         -----------  -----------  -----------
                                          (4,011,395)  (3,604,134)  (3,629,558)
                                         -----------  -----------  -----------
Net cash used in investing activities...    (489,639)     (17,352)    (108,709)

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                    1999      1998     1997
                                                  --------  --------  -------
Financing activities
Issuance (repayment) of short-term intercompany
 notes payable................................... $135,079  $ (6,979) $16,400
Capital contribution.............................      --        --       153
Dividends to stockholder.........................  (40,000) (120,000) (62,000)
                                                  --------  --------  -------
Net cash provided by (used in) financing
 activities......................................   95,079  (126,979) (45,447)
                                                  --------  --------  -------
Increase (decrease) in cash and short-term
 investments.....................................  (29,594)   59,350  (26,798)
Cash and short-term investments at beginning of
 year............................................   83,289    23,939   50,737
                                                  --------  --------  -------
Cash and short-term investments at end of year... $ 53,695  $ 83,289  $23,939
                                                  ========  ========  =======

See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements--Statutory Basis

                            (Dollars in thousands)
                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (n) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (o) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Short-Term Investments

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $530, $102 and $177, respectively, with respect to such practices.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into an interest rate cap agreement to hedge the exposure of changing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $486,282, $345,319 and $281,095 in 1999, 1998 and 1997,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

  Short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           1999                  1998
                                   --------------------- ---------------------
                                    Carrying     Fair     Carrying     Fair
                                     Amount     Value      Amount     Value
                                   ---------- ---------- ---------- ----------
Admitted assets
Cash and short-term investments... $   53,695 $   53,695 $   83,289 $   83,289
Bonds.............................  4,892,156  4,757,325  4,822,442  4,900,516
Preferred stocks..................     17,074     15,437     14,754     14,738
Common stocks.....................     71,658     71,658     49,448     49,448
Affiliated common stock...........      6,764      6,764      5,613      5,613
Mortgage loans on real estate.....  1,339,202  1,299,160  1,012,433  1,089,315
Policy loans......................     59,871     59,871     60,058     60,058
Interest rate cap.................      4,959      1,784      4,445        725
Interest rate swaps...............      8,134     10,609      1,916      6,667
Separate account assets...........  4,905,374  4,905,374  3,348,611  3,348,611
Liabilities
Investment contract liabilities...  4,207,369  4,059,842  4,084,683  4,017,509
Separate account liabilities......  4,377,676  4,212,615  3,271,005  3,213,251
Short-term notes payable to
 affiliates.......................    144,500    144,500      9,421      9,421

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross    Estimated
                                     Carrying  Unrealized Unrealized    Fair
                                      Amount     Gains      Losses     Value
                                    ---------- ---------- ---------- ----------
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========
December 31, 1998
Bonds:
  United States Government and
   agencies........................ $  150,085  $  2,841   $    321  $  152,605
  State, municipal and other
   government......................     62,948       918      1,651      62,215
  Public utilities.................    139,732     5,053      2,555     142,230
  Industrial and miscellaneous.....  2,068,086    78,141     34,493   2,111,734
  Mortgage and other asset-backed
   securities......................  2,401,591    45,185     15,044   2,431,732
                                    ----------  --------   --------  ----------
                                     4,822,442   132,138     54,064   4,900,516
Preferred stocks...................     14,754        75         91      14,738
                                    ----------  --------   --------  ----------
                                    $4,837,196  $132,213   $ 54,155  $4,915,254
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  194,654 $  192,453
   Due after one year through five years.................  1,151,170  1,121,353
   Due after five years through ten years................    908,926    873,402
   Due after ten years...................................    322,321    318,520
                                                          ---------- ----------
                                                           2,577,071  2,505,728
   Mortgage and other asset-backed securities............  2,315,085  2,251,597
                                                          ---------- ----------
                                                          $4,892,156 $4,757,325
                                                          ========== ==========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       1999     1998     1997
                                                     -------- -------- --------
Interest on bonds and preferred stock............... $347,639 $374,478 $373,496
Dividends on equity investments.....................      734    1,357    1,460
Interest on mortgage loans..........................   92,325   77,960   80,266
Rental income on real estate........................    7,322    6,553    7,501
Interest on policy loans............................    4,141    4,080    3,400
Other investment income.............................    7,978    2,576      613
                                                     -------- -------- --------
Gross investment income.............................  460,139  467,004  466,736
Less investment expenses............................   22,590   20,020   20,312
                                                     -------- -------- --------
Net investment income............................... $437,549 $446,984 $446,424
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                1999        1998        1997
                                             ----------  ----------  ----------
Proceeds.................................... $3,283,038  $3,347,174  $3,284,095
                                             ==========  ==========  ==========
Gross realized gains........................ $   21,171  $   48,760  $   30,094
Gross realized losses.......................    (32,259)     (8,072)    (17,265)
                                             ----------  ----------  ----------
Net realized gains (losses)................. $  (11,088) $   40,688  $   12,829
                                             ==========  ==========  ==========

At December 31, 1999, investments with an aggregate carrying value of $6,346,831 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                   Realized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Debt securities.........  $(11,088) $ 40,688  $ 12,829
Equity securities.......    11,433      (879)    6,972
Mortgage loans on real
 estate.................     4,661    12,637     2,252
Real estate.............       900     3,176     4,252
Short-term investments..    (1,407)    1,533       (19)
Other invested assets...       534    (2,523)    1,632
                          --------  --------  --------
                             5,033    54,632    27,918
Tax effect..............    (5,535)  (22,290)  (10,572)
Transfer from (to)
 interest maintenance
 reserve................     6,867   (28,944)  (10,187)
                          --------  --------  --------
Net realized gains......  $  6,365  $  3,398  $  7,159
                          ========  ========  ========
                             Change in Unrealized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Bonds...................  $(12,711) $   (836) $  2,498
Preferred stocks........    (2,753)      --        --
Common stocks...........    (3,980)    3,751     1,097
Mortgage loans..........      (147)     (150)      --
Other invested assets...      (626)    1,739        (3)
                          --------  --------  --------
Change in unrealized....  $(20,217) $  4,504  $  3,592
                          ========  ========  ========

Gross unrealized gains and gross unrealized losses on equity securities are as follows:

                                 December 31
                            1999      1998      1997
                          --------  --------  --------
Unrealized gains........  $ 11,369  $ 15,980  $ 10,356
Unrealized losses.......    (5,078)   (3,710)   (3,836)
                          --------  --------  --------
Net unrealized gains....  $  6,291  $ 12,270  $  6,520
                          ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

During 1999, the Company issued mortgage loans with interest rates ranging from 6.42% to 8.67%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $248 were non-income producing for the previous twelve months. Accrued interest of $95 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $15,173 and $16,104, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         1999   1998
                         -----  -----
South Atlantic..........    27%    32%
Pacific.................    18     15
E. North Central........    17     16
Middle Atlantic.........    15     10
Mountain................     9     10
W. South Central........     6      6
W. North Central........     4      5
E. South Central........     3      3
New England.............     1      3

Property Type Distribution

                         December 31
                         1999   1998
                         -----  -----
Office..................    39%    30%
Retail..................    28     35
Industrial..............    18     21
Apartment...............    11     12
Other...................     4      2

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                Notional Amount
                                                                 1999     1998
                                                               -------- --------
Derivative securities:
  Interest rate swaps:
    Receive fixed--pay floating............................... $115,000 $100,000
    Receive floating--pay fixed...............................   64,017      --
    Receive floating (uncapped)--pay floating (capped)........   41,617   53,011
    Receive floating (LIBOR--pay floating (S&P)...............   60,000   60,000
  Interest rate cap agreements................................  500,000  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)


4. Reinsurance (continued)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                             ----------------------------------
                                                1999        1998        1997
                                             ----------  ----------  ----------
   Direct premiums.......................... $1,942,716  $1,533,822  $1,312,446
   Reinsurance assumed......................      2,723       2,366       2,038
   Reinsurance ceded........................   (144,310)   (173,564)   (246,372)
                                             ----------  ----------  ----------
   Net premiums earned...................... $1,801,129  $1,362,624  $1,068,112
                                             ==========  ==========  ==========

The Company received reinsurance recoveries in the amount of $139,138, $173,297 and $183,638 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $35,511 and $47,956, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $1,870,190 and $2,163,905, respectively.

At December 31, 1999, amounts recoverable from unauthorized reinsurers of $39,996 (1998--$55,379) and reserve credits for reinsurance ceded of $48,297 (1998--$49,835) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $85,431 at December 31, 1999, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)


5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      1999     1998     1997
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $27,832  $39,177  $42,775
   IMR amortization.................................  (2,656)  (3,030)  (1,276)
   Tax reserve adjustment...........................   1,390      607    2,004
   Excess tax depreciation..........................    (219)    (223)    (392)
   Deferred acquisition costs-- tax basis...........   5,979   11,827    4,308
   Prior year under (over) accrual .................  (3,492)   1,750   (1,016)
   Dividend received deduction......................  (1,666)  (1,053)    (941)
   Charitable contributions.........................     --       --      (848)
   Other items--net.................................  (1,852)     780   (1,233)
                                                     -------  -------  -------
   Federal income tax expense....................... $25,316  $49,835  $43,381
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

In 1999, the Company reached a final settlement with the Internal Revenue Service for 1990 and 1991, resulting in a tax refund of $904 and interest received of $548. These amounts were credited directly to unassigned surplus. The Company also corrected an error in 1999 which related to the 1997 tax-sharing agreement between the Company and various affiliates. This resulted in a credit to unassigned surplus of $1,359.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                       December 31
                                                 1999                1998
                                          ------------------- ------------------
                                                      Percent            Percent
                                                        of                 of
                                            Amount     Total    Amount    Total
                                          ----------- ------- ---------- -------
Subject to discretionary withdrawal with
 market value adjustment................  $   114,544     1%  $   82,048     1%
Subject to discretionary withdrawal at
 book value less surrender charge.......      828,490     8      515,778     5
Subject to discretionary withdrawal at
 market value...........................    4,313,445    41    3,211,896    34
Subject to discretionary withdrawal at
 book value (minimal or no charges or
 adjustments)...........................    5,021,762    48    5,519,265    58
Not subject to discretionary withdrawal
 provision..............................      248,444     2      228,030     2
                                          -----------   ---   ----------   ---
                                           10,526,685   100%   9,557,017   100%
Less reinsurance ceded..................    1,863,810          2,124,769
                                          -----------         ----------
Total policy reserves on annuities and
 deposit fund liabilities...............  $ 8,662,875         $7,432,248
                                          ===========         ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                     Year ended December 31
                                                     1999      1998      1997
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the separate accounts statement:..
  Transfers to separate accounts.................  $486,282  $345,319  $281,095
  Transfers from separate accounts...............  (175,822)  (42,671)   (9,819)
                                                   --------  --------  --------
Net transfers to separate accounts...............   310,460   302,648   271,276
Reconciling adjustments--change in miscellaneous
 income..........................................    (1,153)      191    26,204
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the life, accident and health
 annual statement................................  $309,307  $302,839  $297,480
                                                   ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
December 31, 1999
Life and annuity:
  Ordinary direct first year business................ $ 2,823  $2,085   $   738
  Ordinary direct renewal business...................  20,950   6,289    14,661
  Group life direct business.........................     638     243       395
  Reinsurance ceded..................................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
Accident and health:
  Direct.............................................     138     --        138
  Reinsurance ceded..................................     (23)    --        (23)
                                                      -------  ------   -------
Total accident and health............................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======
December 31, 1998
Life and annuity:
  Ordinary direct first year business................ $ 3,346  $2,500   $   846
  Ordinary direct renewal business...................  21,435   6,365    15,070
  Group life direct business.........................   1,171     536       635
  Reinsurance ceded..................................  (1,367)    (44)   (1,323)
                                                      -------  ------   -------
                                                       24,585   9,357    15,228
Accident and health:
  Direct.............................................     108     --        108
  Reinsurance ceded..................................     (18)    --        (18)
                                                      -------  ------   -------
Total accident and health............................      90     --         90
                                                      -------  ------   -------
                                                      $24,675  $9,357   $15,318
                                                      =======  ======   =======

At December 31, 1999 and 1998, the Company had insurance in force aggregating $41,720 and $44,233, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $871 and $998 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without the prior approval of insurance regulatory authorities, is $54,203.

The Company paid dividends to its parent of $40,000, $120,000 and $62,000 in 1999, 1998 and 1997, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $408, $380 and $422 for the years ended December 31, 1999, 1998 and 1997, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $267, $233 and $226 for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $28, $62 and $62 for the years ended December 31, 1999, 1998 and 1997, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $19,983, $18,706 and $18,705, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 5.7% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $1,994, $1,491 and $1,188, respectively, to affiliates.

During 1997, the Company received a capital contribution of $153 in cash from its parent.

At December 31, 1999 and 1998, the Company has short-term notes payable to an affiliate of $144,500 and $9,421, respectively. Interest on these notes accrues at rates ranging from 4.85% to 5.90% at December 31, 1999 and 5.13% to 5.52% at December 31, 1998.

                          PFL Life Insurance Company

                            (Dollars in thousands)


9. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during the year, and aggregate reserves for policies and contracts are $190,299 and $181,720 at December 31, 1999 and 1998, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $374,124 at December 31, 1999, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $19,662 and $17,901 and an offsetting premium tax benefit of $7,429 and $7,631 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,994, $1,985 and $(975) for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                      Summary of Investments--Other than
                        Investments in Related Parties

                            (Dollars in thousands)
                               December 31, 1999

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
            Type of Investment              Cost(1)     Value    Balance Sheet
            ------------------             ---------- --------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities............... $  195,119 $ 189,752   $  195,119
  States, municipalities and political
   subdivisions...........................    545,562   535,945      545,562
  Foreign governments.....................    134,584   138,767      134,584
  Public utilities........................    219,791   214,162      219,791
  All other corporate bonds...............  3,797,100 3,678,699    3,797,100
Redeemable preferred stock................     17,074    15,437       17,074
                                           ---------- ---------   ----------
Total fixed maturities....................  4,909,230 4,772,762    4,909,230
Equity securities
Common stocks:
  Banks, trust and insurance..............      2,676     2,809        2,809
  Industrial, miscellaneous and all
   other..................................     59,137    68,849       68,849
                                           ---------- ---------   ----------
Total equity securities...................     61,813    71,658       71,658
Mortgage loans on real estate.............  1,339,202              1,339,202
Real estate...............................     41,536                 41,536
Real estate acquired in satisfaction of
 debt.....................................     16,336                 16,336
Policy loans..............................     59,871                 59,871
Other long-term investments...............    123,722                123,722
Cash and short-term investments...........     53,695                 53,695
                                           ----------             ----------
Total investments......................... $6,605,405             $6,615,250
                                           ==========             ==========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                   Future
                                                   Policy              Policy
                                                  Benefits               and
                                                    and     Unearned  Contract
                                                  Expenses  Premiums Liabilities
                                                 ---------- -------- -----------
Year ended December 31, 1999
Individual life................................. $1,550,188 $   --     $ 8,607
Individual health...............................    133,214  10,311     10,452
Group life and health...........................    105,035   8,604     27,088
Annuity.........................................  4,036,751     --         --
                                                 ---------- -------    -------
                                                 $5,825,188 $18,915    $46,147
                                                 ========== =======    =======
Year ended December 31, 1998
Individual life................................. $1,355,283 $   --     $ 8,976
Individual health...............................     94,294   9,631     12,123
Group life and health...........................     93,405  10,298     36,908
Annuity.........................................  3,925,293     --         --
                                                 ---------- -------    -------
                                                 $5,468,275 $19,929    $58,007
                                                 ========== =======    =======
Year ended December 31, 1997
Individual life................................. $  882,003 $   --     $ 8,550
Individual health...............................     62,033   9,207     12,821
Group life and health...........................     88,211  11,892     44,977
Annuity.........................................  4,204,125     --         --
                                                 ---------- -------    -------
                                                 $5,236,372 $21,099    $66,348
                                                 ========== =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                 Benefits,
                                                   Claims
                                         Net     Losses and   Other
                            Premium   Investment Settlement Operating Premiums
                            Revenue    Income*    Expenses  Expenses* Written
                           ---------- ---------- ---------- --------- --------
Year ended December 31,
 1999
Individual life........... $  226,456  $104,029  $  274,730 $141,030  $    --
Individual health.........     77,985    10,036      58,649   35,329    77,716
Group life and health.....     83,639    10,422      61,143   38,075    81,918
Annuity...................  1,413,049   313,062   1,303,537  278,995       --
                           ----------  --------  ---------- --------
                           $1,801,129  $437,549  $1,698,059 $493,429
                           ==========  ========  ========== ========
Year ended December 31,
 1998
Individual life........... $  514,194  $ 85,258  $  545,720 $ 87,455  $    --
Individual health.........     68,963     8,004      48,144   30,442    68,745
Group life and health.....    111,547    11,426      82,690   54,352   108,769
Annuity...................    667,920   342,296     592,085  298,222       --
                           ----------  --------  ---------- --------
                           $1,362,624  $446,984  $1,268,639 $470,471
                           ==========  ========  ========== ========
Year ended December 31,
 1997
Individual life........... $  200,175  $ 75,914  $  211,921 $ 36,185  $    --
Individual health.........     63,548     5,934      37,706   29,216    63,383
Group life and health.....    146,694    11,888     103,581   91,568   143,580
Annuity...................    657,695   352,688     571,434  364,216       --
                           ----------  --------  ---------- --------
                           $1,068,112  $446,424  $  924,642 $521,185
                           ==========  ========  ========== ========

-------------------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                Assumed             Percentage
                                    Ceded to     From               of Amount
                           Gross      Other      Other      Net      Assumed
                           Amount   Companies  Companies   Amount     to Net
                         ---------- ---------  --------- ---------- ----------
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $(500,192) $415,910  $6,454,619    6.4%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  227,363 $   3,967  $  2,723  $  226,119    1.2%
  Individual health.....     83,489     5,504       --       77,985    --
  Group life and
   health...............    205,752   122,113       --       83,639    --
  Annuity...............  1,426,112    12,726       --    1,413,386    --
                         ---------- ---------  --------  ----------    ---
                         $1,942,716 $ 144,310  $  2,723  $1,801,129    0.2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $ 438,590  $ 39,116  $5,984,621     .6%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  515,164 $   3,692  $  2,366  $  513,838     .5%
  Individual health.....     76,438     7,475       --       68,963    --
  Group life and
   health...............    255,848   144,301       --      111,547    --
  Annuity...............    686,372    18,096       --      668,276    --
                         ---------- ---------  --------  ----------    ---
                         $1,533,822 $ 173,564  $  2,366  $1,362,624     .2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1997
Life insurance in
 force.................. $5,025,027 $ 420,519  $ 35,486  $4,639,994     .8%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  201,691 $   3,554  $  2,038  $  200,175    1.0%
  Individual health.....     73,593    10,045       --       63,548    --
  Group life and
   health...............    339,269   192,575       --      146,694    --
  Annuity...............    697,893    40,198       --      657,695    --
                         ---------- ---------  --------  ----------    ---
                         $1,312,446 $ 246,372  $  2,038  $1,068,112     .2%
                         ========== =========  ========  ==========    ===

                          Audited Financial Statements

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                          Year ended December 31, 1999
                      with Report of Independent Auditors

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                              Financial Statements


                          Year ended December 31, 1999



                                    Contents

Report of Independent Auditors.........................................  1

Financial Statements

Balance Sheets.........................................................  2
Statements of Operations...............................................  6
Statements of Changes in Contract Owners' Equity....................... 10
Notes to Financial Statements.......................................... 16

                         Report of Independent Auditors



The Board of Directors and Contract Owners of the Atlas Portfolio Builder Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheets of PFL Life Variable Annuity Account A (comprised of the Balanced Growth, Small Cap, Capital Appreciation, Disciplined Stock, Growth & Income, Quality Bond, Utility Fund II, High Income Bond Fund II, Global, Growth, Emerging Growth, Dreyfus Small Cap Value, Endeavor Value Equity, T. Rowe Price Equity Income, and T. Rowe Price Growth Stock subaccounts), which are available for investment by contract owners of the Atlas Portfolio Builder Variable Annuity, as of December 31, 1999, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Life Variable Annuity Account A which are available for investment by contract owners of the Atlas Portfolio Builder Variable Annuity at December 31, 1999, and the results of their operations for the year then ended and changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.


     /s/Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                                 Balance Sheets

                               December 31, 1999

                                                                                          Balanced
                                                                                           Growth
                                                                                         Subaccount
                                                                                    --------------------
Assets
Cash                                                                                  $            -
Investments in mutual funds, at current market value:
 Atlas Insurance Trust:
  Balanced Growth Portfolio                                                               15,630,334
 Dreyfus Variable Investment Fund:
  Small Cap Portfolio                                                                              -
  Capital Appreciation Portfolio                                                                   -
  Disciplined Stock Portfolio                                                                      -
  Growth & Income Portfolio                                                                        -
  Quality Bond Portfolio                                                                           -
 Federated Insurance Series:
  Utility Fund II Portfolio                                                                        -
  High Income Bond Fund II Portfolio                                                               -
 WRL Series Fund, Inc.:
  Global Portfolio                                                                                 -
  Growth Portfolio                                                                                 -
  Emerging Growth Portfolio                                                                        -
 Endeavor Series Trust:
  Dreyfus Small Cap Value Portfolio                                                                -
  Endeavor Value Equity Portfolio                                                                  -
  T. Rowe Price Equity Income Portfolio                                                            -
  T. Rowe Price Growth Stock Portfolio                                                             -
                                                                                    --------------------
Total investments in mutual funds                                                         15,630,334
                                                                                    --------------------
Total assets                                                                          $   15,630,334
                                                                                    ====================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                                        $          132
                                                                                    --------------------
                                                                                                 132

Contract owners' equity:
 Deferred annuity contracts terminable by owners                                          15,630,202
                                                                                    --------------------
Total liabilities and contract owners' equity                                         $   15,630,334
                                                                                    ====================

See accompanying notes.

                        Capital           Disciplined         Growth &                               Utility
    Small Cap         Appreciation          Stock              Income              Quality           Fund II
   Subaccount          Subaccount          Subaccount         Subaccount       Bond Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------
   $        -         $         -         $         -           $        -         $        -        $        -


            -                   -                   -                    -                  -                 -


    2,919,690                   -                   -                    -                  -                 -
                       11,831,618                   -                    -                  -                 -
                                           15,301,679                    -                  -                 -
                                                                 6,068,611                  -                 -
                                                                                    5,464,945                 -

            -                   -                   -                    -                  -         4,462,179
            -                   -                   -                    -                  -                 -

            -                   -                   -                    -                  -                 -
            -                   -                   -                    -                  -                 -
            -                   -                   -                    -                  -                 -

            -                   -                   -                    -                  -                 -
            -                   -                   -                    -                  -                 -
            -                   -                   -                    -                  -                 -
            -                   -                   -                    -                  -                 -
-----------------------------------------------------------------------------------------------------------------
    2,919,690          11,831,618          15,301,679            6,068,611          5,464,945         4,462,179
-----------------------------------------------------------------------------------------------------------------
   $2,919,690         $11,831,618         $15,301,679           $6,068,611         $5,464,945        $4,462,179
=================================================================================================================



   $       42         $        36         $        81           $       59         $       50        $       37
-----------------------------------------------------------------------------------------------------------------
           42                  36                  81                   59                 50                37


    2,919,648          11,831,582          15,301,598            6,068,552          5,464,895         4,462,142
-----------------------------------------------------------------------------------------------------------------
   $2,919,690         $11,831,618         $15,301,679           $6,068,611         $5,464,945        $4,462,179
=================================================================================================================

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                           Balance Sheets (continued)


                                                                      High Income
                                                                     Bond Fund II           Global
                                                                        Subaccount        Subaccount
                                                                   ---------------------------------------
Assets
Cash                                                                   $        1         $         -
Investments in mutual funds, at current market value:
 Atlas Insurance Trust:
  Balanced Growth Portfolio                                                     -                   -
 Dreyfus Variable Investment Fund:
  Small Cap Portfolio                                                           -                   -
  Capital Appreciation Portfolio                                                -                   -
  Disciplined Stock Portfolio                                                   -                   -
  Growth & Income Portfolio                                                     -                   -
  Quality Bond Portfolio                                                        -                   -
 Federated Insurance Series:
  Utility Fund II Portfolio                                                     -                   -
  High Income Bond Fund II Portfolio                                    3,149,665                   -
 WRL Series Fund, Inc.:
  Global Portfolio                                                              -          15,495,329
  Growth Portfolio                                                              -                   -
  Emerging Growth Portfolio                                                     -                   -
 Endeavor Series Trust:
  Dreyfus Small Cap Value Portfolio                                             -                   -
  Endeavor Value Equity Portfolio                                               -                   -
  T. Rowe Price Equity Income Portfolio                                         -                   -
  T. Rowe Price Growth Stock Portfolio                                          -                   -
                                                                   ---------------------------------------
Total investments in mutual funds                                       3,149,665          15,495,329
                                                                   ---------------------------------------
Total assets                                                           $3,149,666         $15,495,329
                                                                   =======================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                         $        -         $       207
                                                                   ---------------------------------------
                                                                                -                 207

Contract owners' equity:
 Deferred annuity contracts terminable by owners                        3,149,666          15,495,122
                                                                   ---------------------------------------
Total liabilities and contract owners' equity                          $3,149,666         $15,495,329
                                                                   =======================================

See accompanying notes.

                                                                 Endeavor        T. Rowe Price       T. Rowe Price
                          Emerging      Dreyfus Small             Value              Equity              Growth
      Growth               Growth         Cap Value               Equity             Income              Stock
    Subaccount           Subaccount      Subaccount             Subaccount         Subaccount          Subaccount
 ------------------------------------------------------------------------------------------------------------------
   $       116           $        -      $       -             $        -          $        -         $        -


             -                    -               -                     -                   -                  -

             -                    -               -                     -                   -                  -
             -                    -               -                     -                   -                  -
             -                    -               -                     -                   -                  -
             -                    -               -                     -                   -                  -
             -                    -               -                     -                   -                  -

             -                    -               -                     -                   -                  -
             -                    -               -                     -                   -                  -

             -                    -               -                     -                   -                  -
    46,490,899                    -               -                     -                   -                  -
             -            9,327,343               -                     -                   -                  -

             -                    -       1,064,684                     -                   -                  -
             -                    -               -             1,070,845                   -                  -
             -                    -               -                     -           5,601,561                  -
             -                    -               -                     -                   -          8,693,337
------------------------------------------------------------------------------------------------------------------
    46,490,899            9,327,343       1,064,684             1,070,845           5,601,561          8,693,337
------------------------------------------------------------------------------------------------------------------
   $46,491,015           $9,327,343      $1,064,684            $1,070,845          $5,601,561         $8,693,337
==================================================================================================================



   $         -           $      127      $       23            $       13          $       32         $       69
------------------------------------------------------------------------------------------------------------------
             -                  127              23                    13                  32                 69


    46,491,015            9,327,216       1,064,661             1,070,832           5,601,529          8,693,268
------------------------------------------------------------------------------------------------------------------
   $46,491,015           $9,327,343      $1,064,684            $1,070,845          $5,601,561         $8,693,337
==================================================================================================================

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                           Statements of Operations

                         Year ended December 31, 1999


                                                                                   Balanced Growth
                                                                                      Subaccount
                                                                                --------------------
Net investment income (loss)
Income:
  Dividends                                                                               $1,885,357
 Expenses
  Administrative, mortality and expense risk charge                                          176,850
                                                                                --------------------
Net investment income (loss)                                                               1,708,507

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                                      2,443,031
  Cost of investments sold                                                                 2,224,387
                                                                                --------------------
 Net realized capital gain (loss) from sales of investments                                  218,644

 Net change in unrealized appreciation/depreciation of investments:
  Beginning of period                                                                        388,839
  End of period                                                                            1,823,457
                                                                                --------------------
 Net change in unrealized appreciation/depreciation of investments                         1,434,618

Net realized and unrealized capital gain (loss) from investments                           1,653,262
                                                                                --------------------
Increase (decrease) from operations                                                       $3,361,769
                                                                                ====================

See accompanying notes.

     Small               Capital           Disciplined         Growth &          Quality           Utility
      Cap              Appreciation           Stock             Income             Bond            Fund II
   Subaccount           Subaccount          Subaccount        Subaccount        Subaccount        Subaccount
----------------------------------------------------------------------------------------------------------------
$    1,651            $  106,352           $  147,628          $211,404         $  296,791           $ 188,694

    33,524               113,401              143,992            61,313             73,078              48,582
----------------------------------------------------------------------------------------------------------------
   (31,873)               (7,049)               3,636           150,091            223,713             140,112

   763,033               642,869              876,208           792,763          1,661,743             676,240
   805,808               464,947              671,601           751,285          1,746,509             668,356
----------------------------------------------------------------------------------------------------------------
  (42,775)               177,922              204,607            41,478            (84,766)              7,884


  (202,088)              537,910              593,524           127,028           (139,686)            117,341
   345,506             1,150,901            2,168,427           615,743           (333,822)             13,399
----------------------------------------------------------------------------------------------------------------
   547,594               612,991            1,574,903           488,715           (194,136)           (103,942)

   504,819               790,913            1,779,510           530,193           (278,902)            (96,058)
----------------------------------------------------------------------------------------------------------------
$  472,946            $  783,864           $1,783,146          $680,284         $  (55,189)          $  44,054
================================================================================================================

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                     Statements of Operations (continued)



                                                                       High Income
                                                                       Bond Fund II            Global
                                                                        Subaccount           Subaccount
                                                                      ------------------------------------
Net investment income (loss)
Income:
  Dividends                                                               $ 236,361           $  919,816
 Expenses:
  Administrative, mortality and expense risk charge                          42,714              101,635
                                                                      ------------------------------------
Net investment income (loss)                                                193,647              818,181

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                       936,218              451,557
  Cost of investments sold                                                  990,763              357,582
                                                                      ------------------------------------
 Net realized capital gain (loss) from sales of investments                 (54,545)              93,975

 Net change in unrealized appreciation/depreciation of investments:
  Beginning of period                                                       (14,216)             210,579
  End of period                                                            (133,251)           4,490,586
                                                                      ------------------------------------
 Net change in unrealized appreciation/depreciation of investments         (119,035)           4,280,007

Net realized and unrealized capital gain (loss) from investments           (173,580)           4,373,982
                                                                      ------------------------------------
Increase (decrease) from operations                                       $  20,067           $5,192,163
                                                                      ====================================

See accompanying notes.

                                              Dreyfus             Endeavor         T. Rowe Price       T. Rowe Price
                        Emerging             Small Cap              Value              Equity              Growth
    Growth               Growth                Value               Equity              Income               Stock
  Subaccount           Subaccount            Subaccount          Subaccount          Subaccount          Subaccount
----------------------------------------------------------------------------------------------------------------------
$  7,391,720            $1,181,628            $ 85,211             $ 51,906           $ 277,835         $  422,022

     321,729                50,169              12,603               14,488              65,655             78,864
----------------------------------------------------------------------------------------------------------------------
   7,069,991             1,131,459              72,608               37,418             212,180            343,158


     406,673               139,788             329,054              302,110             671,724            386,285
     228,002                90,157             383,627              330,688             661,203            323,833
----------------------------------------------------------------------------------------------------------------------
     178,671                49,631             (54,573)             (28,578)             10,521             62,452


   1,551,799               208,727             (90,729)              (3,653)             40,900            324,131
   7,136,773             2,658,817              99,752              (72,564)           (168,719)         1,220,726
----------------------------------------------------------------------------------------------------------------------
   5,584,974             2,450,090             190,481              (68,911)           (209,619)           896,595

   5,763,645             2,499,721             135,908              (97,489)           (199,098)           959,047
----------------------------------------------------------------------------------------------------------------------
$ 12,833,636            $3,631,180            $208,516             $(60,071)          $  13,082         $1,302,205
======================================================================================================================

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                Statements of Changes in Contract Owners' Equity

                     Years ended December 31, 1999 and 1998



                                                        Balanced Growth                              Small Cap
                                                           Subaccount                                Subaccount
                                               -----------------------------------         --------------------------------
                                                     1999                1998                    1999              1998
                                               -----------------------------------         --------------------------------
Operations:
 Net investment income (loss)                     $ 1,708,507         $   176,471             $  (31,873)       $   19,297
 Net realized capital gain (loss)                     218,644             (18,343)               (42,775)          (48,876)
 Net change in unrealized appreciation/
 depreciation of investments                        1,434,618             561,674                547,594          (177,194)
                                               -----------------------------------         --------------------------------
Increase (decrease) from operations                 3,361,769             719,802                472,946          (206,773)

Contract transactions:
 Net contract purchase payments                     1,082,243           8,804,499                490,529         2,303,051
 Transfer payments from (to) other
  subaccounts or general account                     (726,343)           (280,649)              (354,907)          (33,004)
 Contract terminations, withdrawals, and
  other deductions                                   (540,506)           (203,945)              (118,433)           (7,920)
Increase (decrease) from contract
 transactions                                        (184,606)          8,319,905                 17,189         2,262,127

                                               -----------------------------------         --------------------------------
Net increase in contract owners' equity             3,177,163           9,039,707                490,135         2,055,354

Contract owners' equity:
 Beginning of period                               12,453,039           3,413,332              2,429,513           374,159
                                               -----------------------------------         --------------------------------
 End of period                                    $15,630,202         $12,453,039             $2,919,648        $2,429,513
                                               ===================================         ================================

See accompanying notes.

      Capital Appreciation                         Disciplined Stock                           Growth & Income
            Subaccount                                Subaccount                                  Subaccount
----------------------------------      -------------------------------------      -------------------------------------
      1999              1998                    1999               1998                    1999               1998
----------------------------------      -------------------------------------      -------------------------------------
$    (7,049)          $  (10,559)          $     3,636           $   (5,647)             $  150,091         $   13,148
    177,922               11,061               204,607                1,861                  41,478            (14,102)

    612,991              534,020             1,574,903              602,144                 488,715            134,682
----------------------------------      -------------------------------------      -------------------------------------
    783,864              534,522             1,783,146              598,358                 680,284            133,728


  3,704,552            3,081,714             5,070,427            5,020,243               1,619,153          3,112,980

  3,246,461              104,661             2,935,398              214,952                 495,889             32,218

   (217,958)             (17,608)             (465,013)            (107,875)               (191,627)           (14,220)
----------------------------------      -------------------------------------      -------------------------------------

  6,733,055            3,168,767             7,540,812            5,127,320               1,923,415          3,130,978
----------------------------------      -------------------------------------      -------------------------------------
  7,516,919            3,703,289             9,323,958            5,725,678               2,603,699          3,264,706


  4,314,663              611,374             5,977,640              251,962               3,464,853            200,147
----------------------------------      -------------------------------------      -------------------------------------
$11,831,582           $4,314,663           $15,301,598           $5,977,640              $6,068,552         $3,464,853
==================================      =====================================      =====================================

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                                        Quality Bond                             Utility Fund II
                                                         Subaccount                                 Subaccount
                                          -------------------------------------      -------------------------------------
                                                  1999               1998                    1999               1998
                                          -------------------------------------      -------------------------------------
Operations:
 Net investment income (loss)                  $  223,713         $  194,587              $  140,112         $    5,530
 Net realized capital gain (loss)                 (84,766)               791                   7,884              6,270
 Net change in unrealized appreciation/
  depreciation of investments                    (194,136)          (139,633)               (103,942)           112,360
                                          -------------------------------------      -------------------------------------
Increase (decrease) from operations               (55,189)            55,745                  44,054            124,160

Contract transactions:
 Net contract purchase payments                   754,261          4,547,507               1,432,005          1,606,782
 Transfer payments from (to) other
  subaccounts or general account                 (185,038)           364,597               1,243,206             92,665
 Contract terminations, withdrawals, and
  other deductions                               (315,762)           (88,246)               (144,868)            (8,841)
                                          -------------------------------------      -------------------------------------
Increase (decrease) from contract
 transactions                                     253,461          4,823,858               2,530,343          1,690,606
                                          -------------------------------------      -------------------------------------
Net increase in contract owners' equity           198,272          4,879,603               2,574,397          1,814,766

Contract owners' equity:
 Beginning of period                            5,266,623            387,020               1,887,745             72,979
                                          -------------------------------------      -------------------------------------
 End of period                                 $5,464,895         $5,266,623              $4,462,142         $1,887,745
                                          =====================================      =====================================

See accompanying notes.

       High Income Bond Fund II                            Global                                      Growth
              Subaccount                                 Subaccount                                   Subaccount
------------------------------------      ---------------------------------------      ---------------------------------------
       1999               1998                     1999                1998                     1999                1998
------------------------------------      ---------------------------------------      ---------------------------------------
$  193,647             $    4,397              $   818,181          $  111,447              $ 7,069,991          $  (11,454)
   (54,545)                (2,418)                  93,975             (12,659)                 178,671              15,818

  (119,035)               (16,520)               4,280,007             292,526                5,584,974           1,575,373
------------------------------------      ---------------------------------------      ---------------------------------------
    20,067                (14,541)               5,192,163             391,314               12,833,636           1,579,737


   539,724              2,706,003                3,967,049           2,626,206               16,016,289           5,403,806

   (47,454)                53,801                2,467,165             357,747               10,289,926             558,687

  (266,150)               (22,854)                (155,886)            (23,460)                (396,090)            (36,407)
------------------------------------      ---------------------------------------      ---------------------------------------

   226,120              2,736,950                6,278,328           2,960,493               25,910,125           5,926,086
------------------------------------      ---------------------------------------      ---------------------------------------
   246,187              2,722,409               11,470,491           3,351,807               38,743,761           7,505,823


 2,903,479                181,070                4,024,631             672,824                7,747,254             241,431
------------------------------------      ---------------------------------------      ---------------------------------------
$3,149,666             $2,903,479              $15,495,122          $4,024,631              $46,491,015          $7,747,254
====================================      =======================================      =======================================

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                  Emerging Growth                       Dreyfus Small Cap Value
                                                     Subaccount                                Subaccount
                                          -----------------------------------      -----------------------------------
                                                  1999              1998                   1999              1998
                                          -----------------------------------      -----------------------------------
Operations:
 Net investment income (loss)                    $1,131,459        $   37,897             $   72,608          $ 63,914
 Net realized capital gain (loss)                    49,631            (1,900)               (54,573)          (15,798)
 Net change in unrealized appreciation/
  depreciation of investments                     2,450,090           219,585                190,481           (87,056)
                                          -----------------------------------      -----------------------------------
Increase (decrease) from operations               3,631,180           255,582                208,516           (38,940)

Contract transactions:
 Net contract purchase payments                   2,638,570         1,149,335                114,065           818,381
 Transfer payments from (to) other
  subaccounts or general account                  1,694,531           (14,394)              (136,651)          (27,208)
 Contract terminations, withdrawals, and
  other deductions                                 (143,642)           (2,919)               (30,488)           (9,380)
                                          -----------------------------------      -----------------------------------
Increase (decrease) from contract
 transactions                                     4,189,459         1,132,022                (53,074)          781,793
                                          -----------------------------------      -----------------------------------
Net increase in contract owners' equity           7,820,639         1,387,604                155,442           742,853

Contract owners' equity:
 Beginning of period                              1,506,577           118,973                909,219           166,366
                                          -----------------------------------      -----------------------------------
 End of period                                   $9,327,216        $1,506,577             $1,064,661          $909,219
                                          ===================================      ===================================

See accompanying notes.

                                            T. Rowe Price                       T. Rowe Price
     Endeavor Value Equity                  Equity Income                        Growth Stock
           Subaccount                         Subaccount                          Subaccount
-------------------------------     ------------------------------     -----------------------------
    1999                1998              1999             1998            1999             1998
-------------------------------     ------------------------------     -----------------------------
$   37,418             $  6,170        $  212,180       $   63,344       $  343,158       $   46,654
   (28,578)               5,225            10,521           (1,314)          62,452            8,986

   (68,911)              (5,083)         (209,619)          33,228          896,595          319,697
-------------------------------     ------------------------------     -----------------------------
   (60,071)               6,312            13,082           95,258        1,302,205          375,337


   291,551              876,577         1,200,805        3,213,492        2,488,224        2,800,519

   (89,894)              (9,968)        1,033,084          (62,904)       1,508,607          170,517

   (29,409)              (6,992)         (153,162)         (40,260)        (128,285)         (25,918)
-------------------------------     ------------------------------     -----------------------------

   172,248              859,617         2,080,727        3,110,328        3,868,546        2,945,118
-------------------------------     ------------------------------     -----------------------------
   112,177              865,929         2,093,809        3,205,586        5,170,751        3,320,455


   958,655               92,726         3,507,720          302,134        3,522,517          202,062
-------------------------------     ------------------------------     -----------------------------
$1,070,832             $958,655        $5,601,529       $3,507,720       $8,693,268       $3,522,517
===============================     ==============================     =============================

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                         Notes to Financial Statements

                               December 31, 1999



1. Organization and Summary of Significant Accounting Policies

Organization

The PFL Life Variable Annuity Account A (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of fifteen investment subaccounts (each a "Series Fund" and collectively "the Series Funds"), one of which is invested in the Balanced Growth Portfolio of the Atlas Insurance Trust, five of which are invested in specified portfolios of the Dreyfus Variable Investment Fund, two of which are invested in specified portfolios of the Federated Insurance Series, three of which are invested in specified portfolios of the WRL Series Fund, Inc., and four of which are invested in specified portfolios of the Endeavor Series Trust. Activity in these fifteen subaccounts is available to contract owners of the Atlas Portfolio Builder Variable Annuity.

Investments

Net purchase payments received by the Mutual Fund Account for Atlas Portfolio Builder Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                              Number of Shares      Net Asset Value      Market Value
                                                    Held               Per Share                                Cost
                                          ---------------------------------------------------------------------------------
Atlas Insurance Trust
  Balanced Growth Portfolio                     1,338,213.518           $    11.68        $15,630,334        $13,806,877
 Dreyfus Variable Investment Fund:
  Small Cap Portfolio                              44,011.002                66.34          2,919,690          2,574,184
  Capital Appreciation Portfolio                  296,754.906                39.87         11,831,618         10,680,717
  Disciplined Stock Portfolio                     568,413.055                26.92         15,301,679         13,133,252
  Growth & Income Portfolio                       238,171.555                25.48          6,068,611          5,452,868
  Quality Bond Portfolio                          501,831.527                10.89          5,464,945          5,798,767
 Federated Insurance Series:
  Utility Fund II Portfolio                       310,953.230                14.35          4,462,179          4,448,780
  High Income Bond Fund II Portfolio              307,584.502                10.24          3,149,665          3,282,916
 WRL Series Fund, Inc.:
  Global Portfolio                                413,636.299            37.461242         15,495,329         11,004,743
  Growth Portfolio                                596,067.237            77.996065         46,490,899         39,354,126
  Emerging Growth Portfolio                       202,739.628            46.006511          9,327,343          6,668,526
 Endeavor Series Trust:
  Dreyfus Small Cap Value Portfolio                64,487.197                16.51          1,064,684            964,932
  Endeavor Value Equity Portfolio                  53,569.017                19.99          1,070,845          1,143,409
  T. Rowe Price Equity Income Portfolio           287,259.514                19.50          5,601,561          5,770,280
  T. Rowe Price Growth Stock Portfolio            302,482.145                28.74          8,693,337          7,472,611


The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                            Period ended December 31
                                                               1999                                        1998
                                             --------------------------------------     -----------------------------------------
                                                   Purchases            Sales                 Purchases             Sales
                                             --------------------------------------     -----------------------------------------
 Atlas Insurance Trust:
  Balanced Growth Portfolio                        $3,966,893         $2,443,031              $9,617,580            $1,121,067
 Dreyfus Variable Investment Fund:
  Small Cap Portfolio                                 748,287            763,033               2,498,685               217,161
  Capital Appreciation Portfolio                    7,368,897            642,869               3,296,396               138,180
  Disciplined Stock Portfolio                       8,420,695            876,208               5,282,983               161,271
  Growth & Income Portfolio                         2,866,294            792,763               3,332,932               188,775
  Quality Bond Portfolio                            2,138,848          1,661,743               5,284,067               265,502

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

                                                                            Period ended December 31
                                                               1999                                        1998
                                             --------------------------------------     -----------------------------------------
                                                   Purchases            Sales                 Purchases             Sales
                                             --------------------------------------     -----------------------------------------
 Federated Insurance Series:
  Utility Fund II Portfolio                      $ 3,346,715           $676,240              $1,906,823              $210,674
  High Income Bond Fund II Portfolio               1,355,979            936,218               2,987,583               246,232
 WRL Series Fund, Inc.:
  Global Portfolio                                 7,548,248            451,557               3,338,289               266,327
  Growth Portfolio                                33,386,613            406,673               6,078,842               164,152
  Emerging Growth Portfolio                        5,460,790            139,788               1,294,323               124,363
 Endeavor Series Trust:
  Dreyfus Small Cap Value Portfolio                  348,561            329,054                 923,196                77,439
  Endeavor Value Equity Portfolio                    511,762            302,110               1,038,855               173,042
  T. Rowe Price Equity Income Portfolio            2,964,633            671,724               3,341,065               167,369
  T. Rowe Price Growth Stock Portfolio             4,598,003            386,285               3,122,535               130,712


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                            Accumulation Units   Accumulation Unit          Total
                        Subaccount                                 Owned               Value            Contract Value
 -------------------------------------------------------------------------------------------------------------------------
Balanced Growth                                              11,200,977.172          $ 1.395432           $15,630,202
Small Cap                                                     2,680,811.514            1.089091             2,919,648
Capital Appreciation                                          8,301,390.397            1.425253            11,831,582
Disciplined Stock                                            10,277,509.233            1.488843            15,301,598
Growth & Income                                               4,806,549.375            1.262559             6,068,552
Quality Bond                                                  5,188,912.039            1.053187             5,464,895
Utility Fund II                                               3,517,145.195            1.268683             4,462,142
High Income Bond Fund II                                      3,030,970.070            1.039161             3,149,666
Global                                                        7,496,165.763            2.067073            15,495,122
Growth                                                          925,560.693           50.230109            46,491,015
Emerging Growth                                               3,607,865.342            2.585245             9,327,216
Dreyfus Small Cap Value                                         467,184.374            2.278888             1,064,661
Endeavor Value Equity                                           506,137.294            2.115695             1,070,832
T. Rowe Price Equity Income                                   2,657,573.292            2.107761             5,601,529
T. Rowe Price Growth Stock                                    2,781,922.330            3.124914             8,693,268

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                         Balanced            Small            Capital          Disciplined       Growth &
                                          Growth             Cap           Appreciation          Stock            Income
                                        Subaccount         Subaccount       Subaccount         Subaccount        Subaccount
                                     -----------------------------------------------------------------------------------------
 Units outstanding at January 1,
  1998                                   3,469,694          397,321              605,502          247,060            201,500
  Units purchased                        8,384,682        2,390,495            2,654,205        4,432,868          2,956,559
  Units redeemed and transferred          (465,075)         (78,540)              67,816           10,102              5,327
                                     -----------------------------------------------------------------------------------------
 Units outstanding at December 31,
  1998                                  11,389,301        2,709,276            3,327,523        4,690,030          3,163,386
  Units purchased                          953,704          522,324            2,790,405        3,807,662          1,418,739
  Units redeemed and transferred        (1,142,028)        (550,788)           2,183,462        1,779,817            224,424
                                     -----------------------------------------------------------------------------------------
 Units outstanding at December 31,
  1999                                  11,200,977        2,680,812            8,301,390       10,277,509          4,806,549
                                     =========================================================================================

                                         Quality           Utility        High Income
                                          Bond             Fund II       Bond Fund II         Global          Growth
                                        Subaccount       Subaccount       Subaccount        Subaccount      Subaccount
                                     -----------------------------------------------------------------------------------------
 Units outstanding at January 1,
  1998                                     377,687            64,830           178,055          704,270        12,277
  Units purchased                        4,312,150         1,379,655         2,608,850        2,371,648       216,033
  Units redeemed and transferred           250,464            47,783            32,119          209,608        14,563
                                     -----------------------------------------------------------------------------------------
 Units outstanding at December 31,
  1998                                   4,940,301         1,492,268         2,819,024        3,285,526       242,873
  Units purchased                          728,673         1,166,440           528,445        2,698,195       424,330
  Units redeemed and transferred          (480,062)          858,437          (316,499)       1,512,445       258,358
                                     -----------------------------------------------------------------------------------------
 Units outstanding at December 31,
  1999                                   5,188,912         3,517,145         3,030,970        7,496,166       925,561
                                     =========================================================================================

                     PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                              Dreyfus          Endeavor Value      T. Rowe Price       T. Rowe Price
                                      Emerging Growth     Small Cap Value         Equity          Equity Income        Growth Stock
                                         Subaccount         Subaccount         Subaccount           Subaccount         Subaccount
                                    ------------------------------------------------------------------------------------------------
 Units outstanding at January 1,
  1998                                    126,110              89,868              44,449             156,951              98,881
  Units purchased                      1 ,075,045             441,102             396,010           1,600,641           1,202,211
  Units redeemed and transferred          (22,032)            (21,869)             (7,252)            (59,450)             57,316
                                    ------------------------------------------------------------------------------------------------
 Units outstanding at December 31,
  1998                                  1,179,123             509,101             433,207           1,698,142           1,358,408
  Units purchased                       1,531,806              55,748             132,948             569,135             933,441
  Units redeemed and transferred          896,936             (97,665)            (60,018)            390,296             490,073
                                    ------------------------------------------------------------------------------------------------
 Units outstanding at December 31,
  1999                                  3,607,865             467,184             506,137           2,657,573           2,781,922
                                    ================================================================================================


4. Administrative, Mortality and Expense Risk Charge

PFL Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owner's account as a charge for assuming certain mortality and expense risks. PFL Life also deducts a daily charge equal to an annual rate of 0.15% of the contract owner's account for administrative expenses.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement. Note 4.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc.
                    Note 1.

            (a)(1) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Mutual Fund Account and AFSG Securities Corporation. Note. 4.

          (3)(a)(2) Termination of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and or the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 5.

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 4.

          (4) Form of Policy for the Atlas Portfolio Builder Variable Annuity. Note 3.

          (5) Form of Application for the Atlas Portfolio Builder Variable Annuity. Note 3.

          (6)  (a)  Articles of Incorporation of PFL Life
                    Insurance Company.  Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Atlas Insurance Trust. Note 4.

          (8)  (b)  Participation Agreement by and between PFL
                    Life Insurance Company and Dreyfus Variable
                    Investment Fund.  Note 1.

          (8)  (c) (1) Participation Agreement by and between PFL
                       Life Insurance Company and the Endeavor
                       Series Trust.
                       Note 2.

               (c) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (8)  (d)     Participation Agreement by and between PFL
                       Life Insurance Company and Federated
                       Insurance Series.
                       Note 3.

          (8)  (e) (1) Participation Agreement by and between PFL
                       Life Insurance Company and WRL Series Funds,
                       Inc., and addendums thereof.
                       Note 4.

               (e) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (8)  (e) (3) Amendment No. 12 to Participation Agreement among WRL
                       Series Fund, Inc., PFL Life Insurance Company, AUSA Life
                       Insurance Company, Inc., and Peoples Benefit Life
                       Insurance Company. Note 6

          (8)  (f)     Participation Agreement by and among AIM Variable
                       Insurance Funds, Inc., PFL Life Insurance Company, and
                       AFSG Securities Corporation. Note 7

          (8)  (f) (1) Amendment No. 4 to Participation Agreement by and among
                       AIM Variable Insurance Funds, Inc., PFL Life Insurance
                       Company, AFSG Securities Corporation. Note 7

          (8)  (g)     Participation Agreement by and among Alliance Variable
                       Products Series Fund, Inc., PFL Life Insurance Company,
                       AFSG Securities Corporation. Note 7

          (8)  (h)     Participation Agreement by and among Janus Aspen Series
                       and PFL Life Insurance Company. Note 7

          (9)       Opinion and Consent of Counsel.  Note 3.

          (10) (a)  Consent of Independent Auditors.  Note 7.

               (b)  Opinion and Consent of Actuary.  Note 4.

          (11)      Not applicable.

          (12)      Not applicable.

          (13)      Performance Data Calculations.  Note 5.

          (14)      Powers of Attorney. Note 1. (Patrick S. Baird, Craig D.
                    Vermie, William L. Busler, Douglas C. Kolsrud, Robert J.
                    Kontz, Brenda K. Clancy.) Note 5. Larry N. Norman


          ------------------------

          Note 1. Filed with initial Registration Statement on Form N-4 (File No. 333-26209) on April 30, 1997.


          Note 2. Incorporated by reference to the Endeavor Series Trust Post-Effective Amendment #14, Exhibit No. 6, (File No. 33-27352), filed on April 29, 1996.


          Note 3. Filed with Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-26209) on July 28, 1997.


          Note 4. Filed with Post-Effective Amendment No. 1 on Form N-4 (File No. 333-26209) on April 29, 1998.


          Note 5. Filed with Post-Effective Amendment No. 2 on Form N-4 (File No. 333-26209) on April 28, 1999.


          Note 6. Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.


          Note 7.   Filed herewith.

Item 25.               Directors and Officers of the Depositor

                                         Principal Positions
Name and                                 and Offices with
Business Address                         Depositor
----------------                         ---------

William L. Busler                        Director, Chairman of the Board and
4333 Edgewood Road N.E.                  President
Cedar Rapids, Iowa
52499-0001

Patrick S. Baird                         Director, Senior Vice President and
4333 Edgewood Road N.E.                  Chief Operating Officer
Cedar Rapids, Iowa
52499-0001

Craig D. Vermie                          Director, Vice President, Secretary
4333 Edgewood Road N.E.                  and General Counsel
Cedar Rapids, Iowa
52499-0001

Douglas C. Kolsrud                       Director, Senior Vice President Chief
4333 Edgewood Road N.E.                  Investment Officer and Corporate
Cedar Rapids, Iowa                       Actuary
52499-0001

Larry N. Norman                          Director and Executive Vice
4333 Edgewood Road N.E.                  President
Cedar Rapids, Iowa
52499-0001

Robert J. Kontz                          Vice President and Corporate
4333 Edgewood Road N.E.                  Controller
Cedar Rapids, Iowa
52499-0001

Brenda K. Clancy                         Vice President, Treasurer and
4333 Edgewood Road N.E.                  Chief Financial Officer
Cedar Rapids, Iowa
52499-0001



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                        Jurisdiction of  Percent of Voting
Name                                    Incorporation    Securities Owned                    Business
----                                    ---------------  -----------------                   --------
AEGON N.V.                              Netherlands      51.16% of Vereniging                Holding company
                                                         AEGON Netherlands
                                                         Membership Association

Groninger Financieringen B.V.           Netherlands      100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                   Netherlands      100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                Netherlands      100% AEGON N.V.                     Holding company

AEGON International N.V.                Netherlands      100% AEGON N.V.                     Holding company

Voting Trust Trustees:                  Delaware                                             Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation          Delaware         100% Voting Trust                   Holding company

Short Hills Management Company          New Jersey       100% AEGON U.S.                     Holding company
                                                         Holding Corporation

CORPA Reinsurance Company               New York         100% AEGON U.S.                     Holding company
                                                         Holding Corporation

AEGON Management Company                Indiana          100% AEGON U.S.                     Holding company
                                                         Holding Corporation

RCC North America Inc.                  Delaware         100% AEGON U.S.                     Holding company
                                                         Holding Corporation

AEGON USA, Inc.                         Iowa             100% AEGON U.S.                     Holding company
                                                         Holding Corporation

Transamerica Holding Company            Delaware         100% AEGON USA, Inc.                Holding Company

AEGON Funding Corp.                     Delaware         100% Transamerica                   Issue debt securities-net
Holding Company                                                                              proceeds used to make
                                                                                             loans to affiliates

First AUSA Life Insurance               Maryland         100% AEGON USA, Inc.                Insurance holding company
Company

AUSA Life Insurance                     New York         82.33% First AUSA Life              Insurance
Company, Inc.                                            Insurance Company
                                                         17.67% Veterans Life
                                                         Insurance Company

Life Investors Insurance                Iowa             100% First AUSA Life Ins. Co.       Insurance
Company of America

Life Investors Alliance, LLC            Delaware         100% LIICA                          Purchase, own, and hold the
                                                                                             equity interest of other entities

Great American Insurance                Iowa             100% LIICA                          Marketing
Agency, Inc.

Bankers United Life                     Iowa             100% Life Investors Ins.            Insurance
Assurance Company                                        Company of America

PFL Life Insurance Company              Iowa             100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                Minnesota        100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky         100% AEGON Financial                Administrator of structured
of Kentucky                                              Services Group, Inc.                settlements

AEGON Assignment Corporation            Illinois         100% AEGON Financial                Administrator of structured
                                                         Services Group, Inc.                settlements

Southwest Equity Life Ins. Co.          Arizona          100% of Common Voting Stock         Insurance
                                                         First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona          100% of Common Voting Stock         Insurance
                                                         First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio             100% First AUSA Life Ins. Co.       Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland         Various                             Mutual fund

WRL Investment Services, Inc.           Florida          100% Western Reserve Life           Provides administration for
                                                         Assurance Co. of Ohio               affiliated mutual fund

WRL Investment                          Florida          100% Western Reserve Life           Registered investment advisor
Management, Inc.                                         Assurance Co. of Ohio

ISI Insurance Agency, Inc.              California       100% Western Reserve Life           Insurance agency
And Subsidiaries                                         Assurance Co. of Ohio

ISI Insurance Agency                    Alabama          100% ISI Insurance Agency, Inc.     Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                    Ohio             100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                    Massachusetts    100% ISI Insurance Agency Inc.      Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                    Texas            100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.

ISI Insurance Agency                    Hawaii           100% ISI Insurance                  Insurance agency
of Hawaii, Inc.                                          Agency, Inc.

ISI Insurance Agency                    New Mexico       100% ISI Insurance                  Insurance agency
New Mexico, Inc.                                         Agency, Inc.

AEGON Equity Group, Inc.                Florida          100% Western Reserve Life           Insurance Agency
                                                         Assurance Co. of Ohio

Monumental General Casualty Co.         Maryland         100% First AUSA Life Ins. Co.       Insurance

United Financial Services, Inc.         Maryland         100% First AUSA Life Ins. Co.       General agency

Bankers Financial Life Ins. Co.         Arizona          100% First AUSA Life Ins. Co.       Insurance

The Whitestone Corporation              Maryland         100% First AUSA Life Ins. Co.       Insurance agency

Cadet Holding Corp.                     Iowa             100% First AUSA Life                Holding company
                                                         Insurance Company

Monumental General Life                 Puerto Rico      51% First AUSA Life                 Insurance
Insurance Company of                                     Insurance Company
Puerto Rico                                              49% Baldrich & Associates
                                                         of Puerto Rico

AUSA Holding Company                    Maryland         100% AEGON USA, Inc.                Holding company

Monumental General Insurance            Maryland         100% AUSA Holding  Co.              Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.        Kansas           100% Monumental General             Sale/admin. of travel
                                                         Insurance Group, Inc.               insurance

Monumental General                      Maryland         100% Monumental General             Provides management srvcs.
Administrators, Inc.                                     Insurance Group, Inc.               to unaffiliated third party
                                                                                             administrator

Executive Management and                Maryland         100% Monumental General             Provides actuarial consulting
Consultant Services, Inc.                                Administrators, Inc.                services

Monumental General Mass                 Maryland         100% Monumental General             Marketing arm for sale of
Marketing, Inc.                                          Insurance Group, Inc.               mass marketed insurance
                                                                                             coverages

AUSA Financial Markets, Inc.            Iowa             100% AUSA Holding Co.               Marketing

Transamerica Capital, Inc.              California       100% AUSA Holding Co.               Broker/Dealer

Endeavor Management Company             California       100% AUSA Holding Co.               Investment Management

Universal Benefits Corporation          Iowa             100% AUSA Holding Co.               Third party administrator

Investors Warranty of                   Iowa             100% AUSA Holding Co.               Provider of automobile
America, Inc.                                                                                extended maintenance
                                                                                             contracts

Massachusetts Fidelity Trust Co.        Iowa             100% AUSA Holding Co.               Trust company

Money Services, Inc.                    Delaware         100% AUSA Holding Co.               Provides financial counseling
                                                                                             for employees and agents of
                                                                                             affiliated companies

ADB Corporation                         Delaware         100% Money Services, Inc.           Special purpose limited
                                                                                             Liability company

ORBA Insurance Services, Inc.           California       10.56% Money Services, Inc.         Insurance agency

Zahorik Company, Inc.                   California       100% AUSA Holding Co.               Broker-Dealer

ZCI, Inc.                               Alabama          100% Zahorik Company, Inc.          Insurance agency

Zahorik Texas, Inc.                     Texas            100% Zahorik Company, Inc.          Insurance agency

Long, Miller & Associates, L.L.C.       California       33-1/3% AUSA Holding Co.            Insurance agency

AEGON Asset Management                  Delaware         100% AUSA Holding Co.               Registered investment advisor
Services, Inc.

InterSecurities, Inc.                   Delaware         100% AUSA Holding Co.               Broker-Dealer

Associated Mariner Financial            Michigan         100% InterSecurities, Inc.          Holding co./management
Group, Inc.                                                                                  services

Associated Mariner Ins. Agency          Massachusetts    100% Associated Mariner             Insurance agency
of Massachusetts, Inc.                                   Agency, Inc.

Associated Mariner Agency               Ohio             100% Associated Mariner             Insurance agency
Ohio, Inc.                                               Agency, Inc.

Associated Mariner Agency               Texas            100% Associated Mariner             Insurance agency
Texas, Inc.                                              Agency, Inc.

Idex Investor Services, Inc.            Florida          100% AUSA Holding Co.               Shareholder services

Idex Management, Inc.                   Delaware         100% AUSA Holding                   Investment advisor

IDEX Mutual Funds                       Massachusetts    Various                             Mutual fund

Diversified Investment                  Delaware         100% AUSA Holding Co.               Registered investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware         100% Diversified Investment         Broker-Dealer
Corp.                                                    Advisors, Inc.

George Beram & Company, Inc.            Massachusetts    100% Diversified Investment         Employee benefit and
                                                         Advisors, Inc.                      actuarial consulting

AEGON USA Securities, Inc.              Iowa             100% AUSA Holding Co.               Broker-Dealer (De-registered)

Creditor Resources, Inc.                Michigan         100% AUSA Holding Co.               Credit insurance

CRC Creditor Resources                  Canada           100% Creditor Resources, Inc.       Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                     Maryland         100% Creditor Resources, Inc.       Insurance agency

AEGON USA Investment                    Iowa             100% AUSA Holding Co.               Investment advisor
Management, Inc.

AEGON USA Realty                        Iowa             100% AUSA Holding Co.               Provides real estate
Advisors, Inc.                                                                               administrative and real
                                                                                             estate investment services

AEGON USA Real Estate                   Delaware         100% AEGON USA Realty               Real estate and mortgage
Services, Inc.                                           Advisors, Inc.                      holding company

QSC Holding, Inc.                       Delaware         100% AEGON USA Realty               Real estate and financial
Advisors, Inc.                                                                               software production and sales

LRA, Inc.                               Iowa             100% AEGON USA Realty               Real estate counseling
                                                         Advisors, Inc.

Landauer Associates, Inc.               Delaware         100% AEGON USA Realty               Real estate counseling
                                                         Advisors, Inc.

Landauer Realty Associates, Inc.        Texas            100% Landauer Associates, Inc.      Real estate counseling

Realty Information Systems, Inc.        Iowa             100% AEGON USA Realty               Information Systems for
                                                         Advisors, Inc.                      real estate investment
                                                                                             management

USP Real Estate Investment Trust        Iowa             12.89% First AUSA Life Ins. Co.     Real estate investment trust
                                                         13.11% PFL Life Ins. Co.
                                                         4.86% Bankers United Life
                                                         Assurance Co.

RCC Properties Limited                  Iowa             AEGON USA Realty Advisors,          Limited Partnership
Partnership                                              Inc. is General Partner and 5%
                                                         owner.

Commonwealth General                    Delaware         100% AEGON USA, Inc.                Holding company
Corporation ("CGC")

AFSG Securities Corporation             Pennsylvania     100% CGC                            Broker-Dealer

Benefit Plans, Inc.                     Delaware         100% CGC                            TPA for Peoples Security Life
                                                                                             Insurance Company


Durco Agency, Inc.                      Virginia         100% Benefit Plans, Inc.        General agent

Capital 200 Block Corporation           Delaware         100% CGC                        Real estate holdings

Capital Real Estate                     Delaware         100% CGC                        Furniture and equipment
Development Corporation                                                                  lessor

Commonwealth General.                   Kentucky         100% CGC                        Administrator of structured
Assignment Corporation                                                                   settlements

Diversified Financial Products Inc.     Delaware         100% CGC                        Provider of investment,
                                                                                         marketing and admin. services
                                                                                         to ins. cos.

Monumental Agency Group, Inc.           Kentucky         100%  CGC                       Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.            Delaware         100% CGC                        Registered investment advisor
                                                                                         (de-registered)

Southlife, Inc.                         Tennessee        100% CGC                        Investment subsidiary

Commonwealth General LLC                Turks &          100% CGC                        Special-purpose subsidiary
                                        Caicos Islands

Ampac Insurance Agency, Inc.            Pennsylvania     100% CGC                        Provider of management
(EIN 23-1720755)                                                                         support services

Compass Rose Development                Pennsylvania     100% Ampac Insurance            Special-purpose subsidiary
Corporation                                              Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia   100% Ampac Insurance            Special-purpose subsidiary
                                                         Agency, Inc.

Frazer Association                      Illinois         100% Ampac Insurance            TPA license-holder
Consultants, Inc.                                        Agency, Inc.

National Home Life Corporation          Pennsylvania     100% Ampac Insurance            Special-purpose subsidiary
                                                         Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania     100% Ampac Insurance            Furniture & equipment lessor
                                                         Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania     100% Ampac Insurance            Administrator of group
                                                         Agency, Inc.                    insurance programs

Veterans Insurance Services, Inc.       Delaware         100% Ampac Insurance            Special-purpose subsidiary
                                                         Agency, Inc.


Academy Insurance Group, Inc.           Delaware         100% CGC                        Holding company

Academy Life Insurance Co.              Missouri         100% Academy Insurance          Insurance company
                                                         Group, Inc.

Pension Life Insurance                  New Jersey       100% Academy Life               Insurance company
Company of America                                       Insurance Company

FED Financial, Inc.                     Delaware         100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

Ammest Development Corp. Inc.           Kansas           100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

Ammest Insurance Agency, Inc.           California       100% Academy Insurance          General agent
                                                         Group, Inc.

Ammest Massachusetts                    Massachusetts    100% Academy Insurance          Special-purpose subsidiary
Insurance Agency, Inc.                                   Group, Inc.

Ammest Realty, Inc.                     Pennsylvania     100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

Ampac, Inc.                             Texas            100% Academy Insurance          Managing general agent
                                                         Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania     100% Academy Insurance          Special-purpose subsidiary
(EIN 23-2364438)                                         Group, Inc.


Force Financial Group, Inc.             Delaware         100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

Force Financial Services, Inc.          Massachusetts    100% Force Fin. Group,          Special-purpose subsidiary
                                                         Inc.

Military Associates, Inc.               Pennsylvania     100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

NCOAA Management Company                Texas            100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

NCOA Motor Club, Inc.                   Georgia          100% Academy Insurance          Automobile club
                                                         Group, Inc.

Unicom Administrative                   Pennsylvania     100% Academy Insurance          Provider of admin. services
Services, Inc.                                           Group, Inc.

Unicom Administrative                   Germany          100% Unicom Administrative      Provider of admin. services
Services, GmbH                                           Services, Inc.



Capital General Development             Delaware         100% CGC                        Holding company
Corporation

Monumental Life                         Maryland         73.23% Capital General          Insurance company
Insurance Company                                        Development Company
                                                         26.77% First AUSA Life
                                                         Insurance Company

AEGON Special Markets                   Maryland         100% Monumental Life            Marketing company
Group, Inc.                                              Insurance Company

Peoples Benefit Life                    Missouri         3.7% CGC                        Insurance company
Insurance Company                                        20.0% Capital Liberty, L.P.
                                                         76.3% Monumental Life
                                                         Insurance Company

Veterans Life Insurance Co.             Illinois         100% Peoples Benefit            Insurance company
                                                         Life Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania     100% Veterans Life Ins. Co.     Special-purpose subsidiary

Coverna Direct Insurance                Maryland         100% Peoples Benefit            Insurance agency
Insurance Services, Inc.                                 Life Insurance Company

Ammest Realty Corporation               Texas            100% Monumental Life            Special purpose subsidiary
                                                         Insurance Company

JMH Operating Company, Inc.             Mississippi      100% Monumental Life            Real estate holdings
                                                         Insurance Company

Capital Liberty, L.P.                   Delaware         99.0% Monumental Life           Holding Company
                                                         Insurance Company
                                                         1.0% CGC

Transamerica Corporation                Delaware         100% AEGON NV                   Major interest in insurance
                                                                                         and finance

Transamerica Pacific Insurance          Hawaii           100% Transamerica Corp.         Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.                 Delaware         100% Transamerica Corp.         Investments

ARC Reinsurance Corporation             Hawaii           100% Transamerica Corp.         Property & Casualty Ins.

Transamerica Management, Inc.           Delaware         100% ARC Reinsurance Corp.      Asset management

Inter-America Corporation               California       100% Transamerica Corp.         Insurance Broker


Pyramid Insurance Company, Ltd.         Hawaii           100% Transamerica Corp.         Property & Casualty Ins.

Pacific Cable Ltd.                      Bmda.            100% Pyramid Ins. Co., Ltd.     Sold 25% of TC Cable, Inc.
                                                                                         stock in 1998

Transamerica Business Tech Corp.        Delaware         100% Transamerica Corp.         Telecommunications and
                                                                                         data processing

Transamerica CBO I, Inc.                Delaware         100% Transamerica Corp.         Owns and manages a pool of
                                                                                         high-yield bonds

Transamerica Corporation (Oregon)       Oregon           100% Transamerica Corp.         Name holding only-Inactive

Transamerica Finance Corp.              Delaware         100% Transamerica Corp.         Commercial & Consumer
                                                                                         Lending & equip. leasing

TA Leasing Holding Co., Inc.            Delaware         100% Transamerica Fin. Corp.    Holding company

Trans Ocean Ltd.                        Delaware         100% TA Leasing Hldg Co. Inc.   Holding company

Trans Ocean Container Corp.             Delaware         100% Trans Ocean Ltd.           Intermodal Leasing
("TOCC")

SpaceWise Inc.                          Delaware         100% TOCC                       Intermodal leasing

Trans Ocean Container Finance Corp.     Delaware         100% TOCC                       Intermodal leasing

Trans Ocean Leasing Deutschland GmbH    Germany          100% TOCC                       Intermodal leasing

Trans Ocean Leasing PTY Ltd.            Austria          100% TOCC                       Intermodal leasing

Trans Ocean Management S.A.             Switzerland      100% TOCC                       Intermodal leasing

Trans Ocean Regional
  Corporate Holdings                    California       100% TOCC                       Holding company

Trans Ocean Tank Services Corp.         Delaware         100% TOCC                       Intermodal leasing

Transamerica Leasing Inc.               Delaware         100% TA Leasing Holding Co.     Leases & Services intermodal
                                                                                         equipment

Transamerica Leasing Holdings           Delaware         100% Transamerica Leasing Inc.  Holding Company
 Inc.  ("TLHI")

Greybox Logistics Services Inc.         Delaware         100% TLHI                       Intermodal Leasing

Greybox L.L.C.                          Delaware         100% TLHI                       Intermodal freight container
                                                                                         interchange facilitation
                                                                                         service

Transamerica Trailer                    France           100% Greybox L.L.C.             Leasing
  Leasing S.N.C.

Greybox Services Limited                U.K.             100% TLHI                       Intermodal Leasing

Intermodal Equipment, Inc.              Delaware         100% TLHI                       Intermodal leasing

Transamerica Leasing N.V.               Belg.            100% Intermodal Equipment Inc.  Leasing

Transamerica Leasing SRL     `          Italy            100% Intermodal Equipment Inc.  Leasing

Transamerica Distribution               Delaware         100% TLHI                       Provided door-to-door
  Services, Inc.                                                                         services for the domestic
                                                                                         transportation of temperature-
                                                                                         sensitive products

Transamerica Leasing                    Belg.            100% TLHI                       Leasing
 Coordination Center

Transamerica Leasing do                 Braz.            100% TLHI                       Container Leasing
  Brasil Ltda.

Transamerica Leasing GmbH               Germany          100% TLHI                       Leasing

Transamerica Leasing Limited            U.K.             100% TLHI                       Leasing

ICS Terminals (UK) Limited              U.K.             100% Transamerica.              Leasing
                                                         Leasing Limited

Transamerica Leasing Pty. Ltd.          Australia        100% TLHI                       Leasing

Transamerica Leasing (Canada) Inc.      Canada           100% TLHI                       Leasing

Transamerica Leasing (HK) Ltd.          H.K.             100% TLHI                       Leasing

Transamerica Leasing                    S. Africa        100% TLHI                       Intermodal leasing
  (Proprietary) Limited

Transamerica Tank Container             Australia        100% TLHI                       The Australian (domestic)
  Leasing Pty. Limited                                                                   leasing of tank containers

Transamerica Trailer Holdings I Inc.    Delaware         100% TLHI                       Holding company

Transamerica Trailer Holdings II, Inc.  Delaware         100% TLHI                       Holding company

Transamerica Trailer Holdings III, Inc. Delaware         100% TLHI                       Holding company

Transamerica Trailer Leasing AB         Swed.            100% TLHI                       Leasing

Transamerica Trailer Leasing AG         Switzerland      100% TLHI                       Leasing

Transamerica Trailer Leasing A/S        Denmark          100% TLHI                       Leasing

Transamerica Trailer Leasing GmbH       Germany          100% TLHI                       Leasing

Transamerica Trailer Leasing            Belgium          100% TLHI                       Leasing
  (Belgium) N.V.

Transamerica Trailer Leasing            Netherlands      100% TLHI                       Leasing
  (Netherlands) B.V.

Transamerica Trailer Spain S.A.         Spain            100% TLHI                       Leasing

Transamerica Transport Inc.             New Jersey       100% TLHI                       Dormant

Transamerica Commercial                 Delaware         100% Transamerica Fin. Corp.    Holding company for
  Finance Corporation, I ("TCFCI")                                                       Commercial/consumer
                                                                                         finance subsidiaries

Transamerica Equipment Financial        Delaware         100% TCFCI
  Services Corporation

BWAC Credit Corporation                 Delaware         100% TCFCI

BWAC International Corporation          Delaware         100% TCFCI

BWAC Twelve, Inc.                       Delaware         100% TCFCI                      Holding company for
                                                                                         premium finance subsidiaries

TIFCO Lending Corporation               Illinois         100% BWAC Twelve, Inc.          General financing & other
                                                                                         services in the US & elsewhere

Transamerica Insurance Finance          Maryland         100% BWAC Twelve, Inc.          Provides insurance premium
  Corporation ("TIFC")                                                                   financing in the US with the
                                                                                         exception of CA and HI

Transamerica Insurance Finance          Maryland         100% TIFC                       Provides Insurance premium
  Company (Europe)                                                                       financing in California

Transamerica Insurance Finance          California       100% TIFC                       Disability ins. & holding co.
  Corporation, California                                                                for various insurance
                                                                                         subsidiaries of Transamerica
                                                                                         Corporation

Transamerica Insurance Finance          ON               100% TIFC                       Provides ins. premium
  Corporation, Canada                                                                    financing in Canada

Transamerica Business Credit            Delaware         100% TCFCI                      Provides asset based lending
  Corporation ("TBCC")                                                                   leasing & equip. financing

Transamerica Mezzanine                  Delaware         100% TBCC                       Holds investments in several
  Financing, Inc.                                                                        joint ventures/partnerships

Transamerica Business Advisory Grp.     Delaware         100% TBCC

Bay Capital Corporation                 Delaware         100% TBCC                       Special purpose company for
                                                                                         the purchase of real estate tax
                                                                                         liens

Coast Funding Corporation               Delaware         100% TBCC                       Special purpose company for
                                                                                         the purchase of real estate tax
                                                                                         liens

Transamerica Small Business             Delaware         100% TBCC
  Capital, Inc. ("TSBC")

Emergent Business Capital               Delaware         100% TSBC
  Holdings, Inc.

Gulf Capital Corporation                Delaware         100% TBCC                       Special purpose company for
                                                                                         the purchase of real estate tax
                                                                                         liens

Direct Capital Equity Investment, Inc.  Delaware         100% TBCC                       Small business loans

TA Air East, Corp                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air I, Corp.                         Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air II, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air III, Corp.                       Delaware         100% TBCC                       special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air IV, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air V, Corp.                         Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air VI, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air VII, Corp.                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases aircraft

TA Air VIII, Corp.                      Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases aircraft

TA Air IX, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air X, Corp.                         Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XI, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XII, Corp.                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XIII, Corp.                      Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XIV, Corp.                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XV, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Marine I Corp.                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases barges or ships

TA Marine II Corp.                      Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases barges or ships

TBC I, Inc.                             Delaware         100% TBCC                       Special purpose corp.

TBC II, Inc.                            Delaware         100% TBCC                       Special purpose corp.

TBC III, Inc.                           Delaware         100% TBCC                       Special purpose corp.

TBC IV, Inc.                            Delaware         100% TBCC                       Special purpose corp.

TBC V, Inc.                             Delaware         100% TBCC                       Special purpose corp.

TBC VI, Inc.                            Delaware         100% TBCC                       Special purpose corp.

TBC Tax I, Inc.                         Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax II, Inc.                        Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax III, Inc.                       Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax IV, Inc.                        Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax V, Inc.                         Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase or real estate tax lien

TBC Tax VI, Inc.                        Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase or real estate tax lien

TBC Tax VII, Inc.                       Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase or real estate tax lien

TBC Tax VIII, Inc.                      Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax IX, Inc.                        Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

The Plain Company                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases aircraft.

Transamerica Distribution               Delaware         100% TCFCI                      Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                          comm. Leasing, retail finance
                                                                                         comm. Recovery service and
                                                                                         accounts

Transamerica Accounts Holding Corp.     Delaware         100% TDFC

Transamerica Commercial                 Delaware         100% TDFC                       Wholesale floor plan for
   Finance Corporation ("TCFC")                                                          appliances, electronics,
                                                                                         computers, office equip. and
                                                                                         marine equipment.

Transamerica Acquisition                Canada           100% TCFC                       Holding company
 Corporation, Canada

Transamerica Distribution Finance       Delaware         100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                   Mauritius        100% TDFCO                      Mauritius holding company
                                                                                         of our Indian Joint Venture

Inventory Funding Trust                 Delaware         100% TCFC

Inventory Funding Company, LLC          Delaware         100% Inventory Funding Trust

TCF Asset Management Corporation        Colorado         100% TCFC                       A depository for foreclosed
                                                                                         real and personal property

Transamerica Joint Ventures, Inc.       Delaware         100% TCFC                       To enter into general partner-
                                                                                         ships for the ownership of
                                                                                         comm. & finance business

Transamerica Inventory                  Delaware         100% TDFC                       Holding co. for inventory
   Finance Corporation ("TIFC")                                                          finance subsidiaries

Transamerica GmbH, Inc.                 Delaware         100% TIFC                       Commercial lending in
                                                                                         Germany

Transamerica Fincieringsmaatschappij
   B.V.                                 Netherlands      100% Trans. GmbH,  Inc.         Commercial lending in
                                                                                         Europe

BWAC Seventeen, Inc.                    Delaware         100% TIFC                       Holding co. for principal
                                                                                         Canadian operation, Trans-
                                                                                         America Comm. Finance
                                                                                         Corp, Canada

Transamerica Commercial                 ON               100% BWAC Seventeen, Inc.       Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                 Canada           100% BWAC Seventeen, Inc.       Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                   Delaware         100% TIFC                       Holding co. for United
                                                                                         Kingdom operation, Trans-
                                                                                         America Comm. Finance
                                                                                         Limited

Transamerica Commercial                 U.K.             100% BWAC Twenty-One Inc.       Commercial lending in the
   Finance Limited ("TCFL")                                                              United Kingdom.

Whirlpool Financial Corporation                          100% TCFL                       Inactive commercial finance
    Polska Spzoo                                                                         Company in Poland

Transamerica Commercial                 U.K.             100% BWAC Twenty-One Inc.       Holding Company
   Holdings Limited

Transamerica Commercial Finance         U.K.             100% Trans. Commercial
   Limited                                               Holdings Limited

Transamerica Commercial Finance         France           100% BWAC Twenty-One Inc.       Carries out factoring trans-
   France S.A.                                                                           actions in France & abroad

Transamerica GmbH Inc.                  Delaware         100% BWAC Twenty-One Inc.       Holding co. for Transamerica
                                                                                         Financieringsmaatschappij
                                                                                         B.V.

Transamerica Retail Financial           Delaware         100% TIFC                       Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                   Delaware         100% TRFSC                      Bank (Credit Cards)

Transamerica Consumer Finance           Delaware         100% TRFSC                      Consumer finance holding
   Holding Company ("TCFHC")                                                             company

Transamerica Mortgage Company           Delaware         100% TCFHC                      Consumer mortgages

Transamerica Consumer Mortgage          Delaware         100% TCFHC                      Securitization company
   Receivables Company

Metropolitan Mortgage Company           Florida          100% TCFHC                      Consumer mortgages

Easy Yes Mortgage, Inc.                 Florida          100% Metropolitan Mtg. Co.      No active business/Name
                                                                                         holding only

Easy Yes Mortgage, Inc.                 Georgia          100% Metropolitan Mtg. Co.      No active business/Name
                                                                                         holding only

First Florida Appraisal Services, Inc.  Georgia          100% Metropolitan Mtg. Co.      Appraisal and inspection
                                                                                         services

First Georgia Appraisal Services, Inc.  Georgia          100% First FL App. Srvc, Inc.   Appraisal services

Freedom Tax Services, Inc.              Florida          100% Metropolitan Mtg. Co.      Property tax information
                                                                                         services

J.J. & W. Advertising, Inc.             Florida          100% Metropolitan Mtg. Co.      Advertising and marketing
                                                                                         services

J.J. & W. Realty Corporation            Florida          100% Metropolitan Mtg. Co.      To hold problem REO
                                                                                         properties

Liberty Mortgage Company of             Florida          100% Metropolitan Mtg. Co.      No active business/Name
   Ft. Myers, Inc.                                                                       holding only

Metropolis Mortgage Company             Florida          100% Metropolitan Mtg. Co.      No active business/Name
                                                                                         holding only

Perfect Mortgage Company                Florida          100% Metropolitan Mtg. Co.      No active business/Name
                                                                                         holding only

Transamerica Vendor Financial Srvc.     Delaware         100% TDFC                       Provides commercial lease

Transamerica Distribution Finance                        100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                           Mexico           100% TDFCM

Transamerica Corporate Services                          100% TDFCM
   De Mexico

Transamerica Home Loan                  California       100% TFC                        Consumer mortgages

Transamerica Lending Company            Delaware         100% TFC                        Consumer lending

Transamerica Financial Products, Inc.   California       100% Transamerica Corp.         Service investments

Transamerica Insurance Corporation      California       100% Transamerica Corp.         Provides insurance premium
   of California ("TICC")                                                                financing in California

Arbor Life Insurance Company            Arizona          100% TICC                       Life insurance, disability
                                                                                         insurance

Plaza Insurance Sales Inc.              California       100% TICC                       Casualty insurance placement

Transamerica Advisors, Inc.             California       100% TICC                       Retail sale of investment
                                                                                         advisory services

Transamerica Annuity Services Corp.     New Mexico       100% TICC                       Performs services required for
                                                                                         structured settlements

Transamerica Financial Resources, Inc.  Delaware         100% TICC                       Retail sale of securities
                                                                                         products

Financial Resources Insurance           Texas            100% Transamerica Fin. Res.     Retail sale of securities
   Agency of Texas                                                                       products

TBK Insurance Agency of Ohio, Inc.      Ohio             100% Transamerica Fin. Res.     Variable insurance contract
                                                                                         sales in state of Ohio

Transamerica Financial Resources        Alabama          100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.   Massachusetts    100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance    Delaware         100% TICC                       Holding & administering
   Services, Inc. ("TIIS")                                                               foreign operations

Home Loans and Finance Ltd.             U.K.             100% TIIS                       Inactive

Transamerica Occidental Life            California       100% TICC                       Licensed in all forms of life
   Insurance Company ("TOLIC")                                                           insurance, accident and
                                                                                         sickness insurance

NEF Investment Company                  California       100% TOLIC                      Real estate development

Transamerica Life Insurance and         N. Carolina      100%TOLIC                       Writes life and pension ins.
   Annuity Company ("TLIAC")                                                             originally incorporated in CA
                                                                                         April 14, 1966

Transamerica Assurance Company          Missouri         100% TLIAC                      Life and disability insurance

Gemini Investments, Inc.                Delaware         100% TLIAC                      Investment subsidiary

Transamerica Life Insurance Company     Canada           100% TOLIC                      Sells individual life insurance
  of Canada                                                                              & investment products in all
                                                                                         provinces and territories of
                                                                                         Canada

Transamerica Life Insurance Company     New York         100% TOLIC                      Licensed in NY to market life
   of New York                                                                           insurance, annuities and
                                                                                         health insurance

Transamerica South Park                 Delaware         100% TOLIC                      Provide market analysis of
   Resources, Inc.                                                                       certain undeveloped land
                                                                                         holdings held by TOLIC

Transamerica Variable Insurance         Maryland         100% TOLIC                      Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.       Kansas           100% TOLIC                      Third party administrator

Transamerica Products. Inc.             California       100% TICC                       Parent co. of various
                                                                                         subsidiary corp. which are
                                                                                         formed to be co-general
                                                                                         partners of proprietary limited

Transamerica Securities Sales Corp.     Maryland         100% Transamerica Prod. Inc.    Retail sale of the variable life
                                                                                         ins. and variable annuity
                                                                                         products of the Transamerica
                                                                                         life companies

Transamerica Service Company            Delaware         100% Transamerica Prod. Inc.    Passive loss tax service for
                                                                                         Lloyd's U.S. names

Transamerica Intellitech, Inc.          Delaware         100% TICC                       Real estate information and
                                                                                         technology services

Transamerica International              Delaware         100% TICC                       Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.  Delaware         100% TICC                       Investment adviser

Transamerica Income Shares, Inc.        Maryland         100% Trans. Invest. Srvc. Inc.  Transamerica investment
                                                                                         services

Transamerica LP Holdings Corp.          Delaware         100% TICC                       Limited partnership
                                                                                         Investment (initial limited
                                                                                         partner of Transamerica
                                                                                         Delaware, L.P.)

Transamerica Real Estate Tax Service    N/A              100% TICC                       Real estate tax reporting and
  (A Division of Transamerica Corp)                                                      processing services

Transamerica Realty Services, Inc.      Delaware         100% TICC                       Responsible for real estate
                                                                                         investments for Transamerica

Bankers Mortgage Company of CA          California       100% Transamerica Realty Srv.   Holds bank account and owns
                                                                                         certain residual investments in
                                                                                         certain French real estate
                                                                                         projects which are managed
                                                                                         special purpose company for
                                                                                         the purchase of real estate tax
                                                                                         liens.

Pyramid Investment Corporation          Delaware         100% Transamerica Realty Srv.   Owns office buildings in San
                                                                                         Francisco and other properties

The Gilwell Company                     California       100% Transamerica Realty Srv.   Ground lessee of 517
                                                                                         Washington Street,
                                                                                         San Francisco

Transamerica Affordable Housing, Inc.   California       100% Transamerica Realty Srv.   Owns general partnership
                                                                                         interests in low-income
                                                                                         housing tax credit
                                                                                         partnerships

Transamerica Minerals Company           California       100% Transamerica Realty Srv.   Owner and lessor of oil and
                                                                                         gas properties

Transamerica Oakmont Corporation        California       100% Transamerica Realty Srv.   General partner in
                                                                                         Transamerica/Oakmont
                                                                                         Retirement Associates

Transamerica Senior Properties, Inc.    Delaware         100% TICC                       Owns congregate care and
                                                                                         assisted living retirement
                                                                                         Properties

Transamerica Senior Living, Inc.        Delaware         100% Trans. Sr. Prop. Inc.      Manages congregate care and
                                                                                         assisted living retirement
                                                                                         properties.

Item 27.  Number of Contract Owners.

          As of December 31, 1999, there were 4,464 Owners of the Policies.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:


Larry N. Norman                        Ann Spaes
Director and President                 Director and Vice President

Frank A. Camp                          Darin Smith
Secretary                              Assistant Vice President and Assistant
                                       Secretary

Lisa Wachendorf                        Linda Gilmer
Director, Vice President and           Treasurer/Controller
Chief Compliance Officer

Thomas R. Moriarty                     Robert Warner
Vice President                         Assistant Compliance Officer

Priscilla Hechler                      Emily Bates
Assistant Vice President and           Assistant Treasurer
Assistant Secretary

Thomas Pierpar                         Clifton Flenniken
Assistant Vice President and           Assistant Treasurer
Assistant Secretary


--------------------

The principal business address of each person listed is ASFG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $5,583,369.34 and $2,463,152.13 from the Registrant for the year ending December 31, 1999 and for May 1, 1998 through December 31, 1998, respectively, for its services in distributing the Policies. AEGON USA Securities, Inc., its predecessor, received $1,455,253.91 from the Registrant from January 1, 1998 through April 30, 1998, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor Variable Annuity Account, the PFL Endeavor Platinum Variable Annuity Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Life Variable Annuity Account C, the PFL Life Variable Annuity Account D, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 30.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

(d) PFL Life Insurance Company hereby represents that the fees and changes deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

Section 403(b) Representations
------------------------------

PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2000.


                                        PFL LIFE VARIABLE
                                        ANNUITY ACCOUNT A

                                        PFL LIFE INSURANCE COMPANY
                                        Depositor

                                        /s/ William L. Busler
                                        ---------------------
                                        William L. Busler
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                        Title                         Date
----------                        -----                         ----
/s/ Patrick S. Baird              Director                      April 27, 2000
-------------------------                                       --------------
Patrick S. Baird

/s/ Craig D. Vermie               Director                      April 27, 2000
-------------------------                                       --------------
Craig D. Vermie

/s/ William L. Busler             Director                      April 27, 2000
-------------------------         (Principal Executive Officer) --------------
William L. Busler

/s/ Larry N. Norman               Director                      April 27, 2000
-------------------------                                       --------------
Larry N. Norman

/s/ Douglas C. Kolsrud            Director                      April 27, 2000
-------------------------                                       --------------
Douglas C. Kolsrud

/s/ Robert J. Kontz               Vice President and            April 27, 2000
-------------------------         Corporate Controller          --------------
Robert J. Kontz

/s/ Brenda K. Clancy              Treasurer                     April 27, 2000
-------------------------                                       --------------
Brenda K. Clancy


                                                                Registration No.
                                                                     333 - 26209



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 _______________

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                       PFL LIFE VARIABLE ANNUITY ACCOUNT A

                                 _______________

                                 EXHIBIT INDEX
                                 -------------



Exhibit No.   Description of Exhibit                                     Page No.*
-----------   ----------------------                                     ---------
(8)(e)(3)     Amendment No. 12 to Participation Agreement among WRL
              Series Fund, Inc., PFL Life Insurance Company, AUSA Life
              Insurance Company, Inc., and Peoples Benefit Life
              Insurance Company

(8)(f)        Participation Agreement by and among AIM Variable Funds,
              Inc., PFL Life Insurance Company, and AFSG Securities
              Corporation

(8)(f)(1)     Amendment No. 4 to Participation Agreement by and among
              AIM Variable Insurance Funds, Inc., PFL Life Insurance
              Company, AFSG Securities Corporation

(8)(g)        Participation Agreement by and among Alliance Variable
              Products Series Fund, Inc., PFL Life Insurance Company,
              AFSG Securities Corporation

(8)(h) Participation Agreement by and among Janus Aspen Series and PFL Life Insurance Company

(10)(a)       Consent of Independent Auditors


----------
* Page numbers included only in manually executed original.